United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: January 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 61.70%
Communication Services - 4.02%
Interactive Media & Services - 0.59%
Alphabet, Inc., Class AA	590	$1,078,142

Media - 2.95%
Altice USA, Inc., Class AA	17,323	616,179
Comcast Corp., Class A	40,712	2,018,094
Discovery, Inc., Class CA	30,699	1,075,386
Interpublic Group of Cos., Inc.	11,700	281,619
News Corp., Class A	47,900	929,260
Omnicom Group, Inc.	4,386	273,599
ViacomCBS, Inc., Class B	4,952	240,172

		5,434,309

Wireless Telecommunication Services - 0.48%
Vodafone Group PLC, Sponsored ADR	52,032	892,349

Total Communication Services		7,404,800

Consumer Discretionary - 6.24%
Auto Components - 0.96%
Adient PLCA	6,632	214,147
Goodyear Tire & Rubber Co.	26,759	282,308
Magna International, Inc.	18,204	1,278,831

		1,775,286

Automobiles - 1.14%
General Motors Co.	33,342	1,689,772
Harley-Davidson, Inc.	10,441	418,580

		2,108,352

Hotels, Restaurants & Leisure - 1.37%
Aramark	52,664	1,805,848
Las Vegas Sands Corp.	15,141	728,131

		2,533,979

Household Durables - 0.67%
Lennar Corp., Class A	14,730	1,224,800

Internet & Direct Marketing Retail - 0.25%
Booking Holdings, Inc.A	240	466,639

Multiline Retail - 0.26%
Dollar General Corp.	2,428	472,513

Specialty Retail - 1.59%
Advance Auto Parts, Inc.	9,654	1,439,797
Lowe’s Cos., Inc.	8,954	1,493,975

		2,933,772

Total Consumer Discretionary		11,515,341

Consumer Staples - 1.45%
Beverages - 0.89%
Coca-Cola European Partners PLC	35,586	1,653,681

Food Products - 0.18%
Mondelez International, Inc., Class A	5,900	327,096

Personal Products - 0.38%
Unilever PLC, Sponsored ADR	12,000	700,080

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.70% (continued)
Consumer Staples - 1.45% (continued)
Total Consumer Staples		$2,680,857

Energy - 5.41%
Energy Equipment & Services - 1.05%
Baker Hughes Co.	16,300	327,467
Halliburton Co.	34,300	604,709
NOV, Inc.	51,600	638,808
Schlumberger N.V.	16,000	355,360

		1,926,344

Oil, Gas & Consumable Fuels - 4.36%
Apache Corp.	52,514	749,900
Chevron Corp.	9,785	833,682
Hess Corp.	38,492	2,077,798
Marathon Oil Corp.	142,231	1,029,752
Marathon Petroleum Corp.	9,531	411,358
Murphy Oil Corp.	9,800	121,226
Phillips 66	27,501	1,864,568
Royal Dutch Shell PLC, Class A, Sponsored ADR	26,035	960,431

		8,048,715

Total Energy		9,975,059

Financials - 16.95%
Banks - 7.89%
Bank of America Corp.	42,598	1,263,031
CIT Group, Inc.	11,450	422,505
Citigroup, Inc.	74,766	4,335,680
Citizens Financial Group, Inc.	25,068	913,478
Fifth Third Bancorp	9,800	283,514
JPMorgan Chase & Co.	14,583	1,876,395
PNC Financial Services Group, Inc.	1,900	272,688
US Bancorp	34,519	1,479,139
Wells Fargo & Co.	123,964	3,704,044

		14,550,474

Capital Markets - 2.89%
Bank of New York Mellon Corp.	16,815	669,741
Goldman Sachs Group, Inc.	11,217	3,041,714
Morgan Stanley	6,037	404,781
Northern Trust Corp.	9,032	805,564
State Street Corp.	5,906	413,420

		5,335,220

Consumer Finance - 1.39%
American Express Co.	8,563	995,535
Discover Financial Services	4,800	400,992
Navient Corp.	39,240	441,646
SLM Corp.	52,800	732,864

		2,571,037

Diversified Financial Services - 0.40%
Equitable Holdings, Inc.	29,600	733,488

Insurance - 4.05%
American International Group, Inc.	109,203	4,088,560
Chubb Ltd.	6,127	892,520
Hartford Financial Services Group, Inc.	14,800	710,696
Travelers Cos., Inc.	6,557	893,719

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.70% (continued)
Financials - 16.95% (continued)
Insurance - 4.05% (continued)
Willis Towers Watson PLC	4,335	$879,745

		7,465,240

Thrifts & Mortgage Finance - 0.33%
New York Community Bancorp, Inc.	58,486	611,764

Total Financials		31,267,223

Health Care - 6.02%
Biotechnology - 0.13%
Biogen, Inc.A	872	246,436

Health Care Equipment & Supplies - 1.41%
Medtronic PLC	19,968	2,223,038
Zimmer Biomet Holdings, Inc.	2,432	373,725

		2,596,763

Health Care Providers & Services - 3.52%
Anthem, Inc.	8,762	2,602,139
Centene Corp.A	8,000	482,400
CVS Health Corp.	17,036	1,220,629
Humana, Inc.	800	306,488
UnitedHealth Group, Inc.	5,640	1,881,391

		6,493,047

Pharmaceuticals - 0.96%
Bristol-Myers Squibb Co.	6,000	368,580
GlaxoSmithKline PLC, Sponsored ADR	22,343	832,277
Sanofi, ADR	12,003	566,662

		1,767,519

Total Health Care		11,103,765

Industrials - 9.16%
Aerospace & Defense - 1.38%
Embraer S.A., Sponsored ADRA B	8,524	54,724
General Dynamics Corp.	7,809	1,145,424
Raytheon Technologies Corp.	20,245	1,350,949

		2,551,097

Air Freight & Logistics - 0.52%
FedEx Corp.	4,100	964,894

Construction & Engineering - 1.08%
AECOMA	18,985	951,149
Fluor Corp.	8,500	146,965
Quanta Services, Inc.	12,560	885,103

		1,983,217

Electrical Equipment - 0.32%
Emerson Electric Co.	7,353	583,460

Industrial Conglomerates - 1.52%
General Electric Co.	262,400	2,802,432

Machinery - 3.75%
CNH Industrial N.V.A	101,280	1,291,320
Cummins, Inc.	4,272	1,001,442
Deere & Co.	4,171	1,204,585
PACCAR, Inc.	2,939	268,095
Stanley Black & Decker, Inc.	11,653	2,021,679

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.70% (continued)
Industrials - 9.16% (continued)
Machinery - 3.75% (continued)
Westinghouse Air Brake Technologies Corp.	15,341	$1,138,456

		6,925,577

Road & Rail - 0.59%
JB Hunt Transport Services, Inc.	8,053	1,084,417

Total Industrials		16,895,094

Information Technology - 7.03%
Communications Equipment - 0.88%
F5 Networks, Inc.A	4,200	822,990
Telefonaktiebolaget LM Ericsson, Sponsored ADR	63,820	795,835

		1,618,825

Electronic Equipment, Instruments & Components - 1.39%
Corning, Inc.	25,895	928,854
FLIR Systems, Inc.	17,059	887,921
TE Connectivity Ltd.	6,158	741,423

		2,558,198

IT Services - 0.55%
Cognizant Technology Solutions Corp., Class A	13,127	1,023,249

Semiconductors & Semiconductor Equipment - 2.22%
Broadcom, Inc.	4,310	1,941,655
QUALCOMM, Inc.	7,596	1,187,103
Texas Instruments, Inc.	5,810	962,659

		4,091,417

Software - 1.43%
Microsoft Corp.	5,245	1,216,630
Oracle Corp.	23,534	1,422,160

		2,638,790

Technology Hardware, Storage & Peripherals - 0.56%
Hewlett Packard Enterprise Co.	84,208	1,039,127

Total Information Technology		12,969,606

Materials - 2.24%
Chemicals - 1.91%
Corteva, Inc.	35,925	1,431,971
DuPont de Nemours, Inc.B	18,890	1,500,810
International Flavors & Fragrances, Inc.	5,208	585,275

		3,518,056

Containers & Packaging - 0.33%
International Paper Co.	12,325	620,071

Total Materials		4,138,127

Real Estate - 1.04%
Equity Real Estate Investment Trusts (REITs) - 1.04%
Host Hotels & Resorts, Inc.	20,800	281,840
MGM Growth Properties LLC, Class A	52,759	1,643,443

		1,925,283

Total Real Estate		1,925,283

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.70% (continued)
Utilities - 2.14%
Electric Utilities - 2.14%
Edison International	21,455	$1,247,823
Exelon Corp.	27,605	1,147,264
PPL Corp.	43,747	1,210,479
Southern Co.	5,843	344,270

		3,949,836

Total Utilities		3,949,836

Total Common Stocks (Cost $95,266,113)		113,824,991

	Principal Amount
CORPORATE OBLIGATIONS 14.07%
Basic Materials - 0.22%
Chemicals - 0.11%
Dow Chemical Co., 3.500%, Due 10/1/2024	$61,000	66,689
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	70,000	72,537
LYB International Finance LLC, 2.250%, Due 10/1/2030	60,000	60,546

		199,772

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	57,685

Iron/Steel - 0.08%
Nucor Corp., 4.000%, Due 8/1/2023	55,000	59,323
Steel Dynamics, Inc., 3.250%, Due 1/15/2031	80,000	87,925

		147,248

Total Basic Materials		404,705

Communications - 1.44%
Internet - 0.27%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	353,283
3.875%, Due 8/22/2037	120,000	145,774

		499,057

Media - 0.64%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	51,496
3.700%, Due 4/1/2051	60,000	58,944
Comcast Corp.,
3.150%, Due 3/1/2026	59,000	65,255
3.400%, Due 4/1/2030	80,000	90,630
1.950%, Due 1/15/2031	75,000	75,626
4.600%, Due 10/15/2038	50,000	63,304
6.550%, Due 7/1/2039	217,000	328,552
Fox Corp., 5.476%, Due 1/25/2039	40,000	53,289
ViacomCBS, Inc., 3.375%, Due 3/1/2022	337,000	345,031
Walt Disney Co., 6.400%, Due 12/15/2035	35,000	52,890

		1,185,017

Telecommunications - 0.53%
AT&T, Inc.,
3.400%, Due 5/15/2025	169,000	186,577
2.250%, Due 2/1/2032	65,000	64,109
5.350%, Due 9/1/2040	65,000	82,927

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Communications - 1.44% (continued)
Telecommunications - 0.53% (continued)
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027C	$90,000	$101,143
3.875%, Due 4/15/2030C	90,000	101,822
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	80,000	86,875
4.329%, Due 9/21/2028	180,000	213,871
3.150%, Due 3/22/2030	60,000	65,858
4.500%, Due 8/10/2033	50,000	61,555

		964,737

Total Communications		2,648,811

Consumer, Cyclical - 1.53%
Airlines - 0.05%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	82,045	81,277

Apparel - 0.02%
NIKE, Inc., 3.375%, Due 3/27/2050	30,000	34,518

Auto Manufacturers - 0.38%
Cummins, Inc., 0.750%, Due 9/1/2025	65,000	65,331
General Motors Financial Co., Inc.,
1.700%, Due 8/18/2023	75,000	76,700
1.250%, Due 1/8/2026	45,000	44,841
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	521,586

		708,458

Auto Parts & Equipment - 0.05%
Aptiv Corp., 4.150%, Due 3/15/2024	80,000	88,016

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	62,639

Retail - 1.00%
Dollar General Corp., 4.125%, Due 5/1/2028	40,000	46,997
Dollar Tree, Inc., 3.700%, Due 5/15/2023	55,000	58,789
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	556,259
1.375%, Due 3/15/2031	350,000	342,825
3.300%, Due 4/15/2040	50,000	56,426
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	65,000	69,919
McDonald’s Corp., 3.700%, Due 1/30/2026	73,000	82,454
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	80,000	94,095
Starbucks Corp., 2.550%, Due 11/15/2030	60,000	63,554
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	59,278
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	161,739
7.550%, Due 2/15/2030	169,000	254,948

		1,847,283

Total Consumer, Cyclical		2,822,191

Consumer, Non-Cyclical - 1.69%
Agriculture - 0.11%
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	146,667

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Consumer, Non-Cyclical - 1.69% (continued)
Agriculture - 0.11% (continued)
Cargill, Inc., 1.375%, Due 7/23/2023C	$50,000	$51,261

		197,928

Beverages - 0.02%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	43,632

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	55,000	68,883

Commercial Services - 0.09%
Moody’s Corp., 4.875%, Due 12/17/2048	40,000	53,594
Quanta Services, Inc., 2.900%, Due 10/1/2030	100,000	106,753

		160,347

Food - 0.03%
Mondelez International, Inc., 1.500%, Due 2/4/2031	65,000	62,869

Health Care - Products - 0.22%
Abbott Laboratories, 1.150%, Due 1/30/2028	95,000	95,310
Medtronic, Inc., 3.500%, Due 3/15/2025	219,000	243,843
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	60,000	66,135

		405,288

Health Care - Services - 0.24%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	60,000	61,372
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	61,748
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	80,000	81,241
HCA, Inc., 4.125%, Due 6/15/2029	55,000	63,335
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	41,535
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	30,000	38,324
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	95,000	97,997

		445,552

Pharmaceuticals - 0.94%
AbbVie, Inc.,
4.450%, Due 5/14/2046	60,000	73,382
4.250%, Due 11/21/2049	85,000	102,481
Bristol-Myers Squibb Co.,
0.750%, Due 11/13/2025	350,000	350,733
3.400%, Due 7/26/2029	650,000	741,427
2.350%, Due 11/13/2040	60,000	59,259
Cigna Corp., 4.125%, Due 11/15/2025	50,000	57,294
CVS Health Corp.,
3.700%, Due 3/9/2023	8,000	8,531
4.300%, Due 3/25/2028	100,000	117,371
5.050%, Due 3/25/2048	30,000	39,135
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	65,000	68,712
Viatris, Inc., 3.850%, Due 6/22/2040C	45,000	49,580
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	66,784

		1,734,689

Total Consumer, Non-Cyclical		3,119,188

Energy - 0.68%
Oil & Gas - 0.27%
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	35,000	38,442

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Energy - 0.68% (continued)
Oil & Gas - 0.27% (continued)
Chevron USA, Inc., 2.343%, Due 8/12/2050	$65,000	$59,181
Concho Resources, Inc., 4.300%, Due 8/15/2028	60,000	70,010
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	70,000	73,924
EOG Resources, Inc., 4.375%, Due 4/15/2030	40,000	47,506
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	65,000	70,316
5.125%, Due 12/15/2026	60,000	71,365
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	45,000	43,796
Valero Energy Corp., 2.700%, Due 4/15/2023	30,000	31,279

		505,819

Pipelines - 0.41%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	61,000	69,929
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	20,000	21,054
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	35,000	47,121
MPLX LP,
1.750%, Due 3/1/2026	85,000	86,627
4.125%, Due 3/1/2027	45,000	51,304
5.200%, Due 3/1/2047	31,000	36,781
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	74,028
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	33,000	35,894
3.750%, Due 3/1/2028	40,000	43,330
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	60,000	65,618
5.625%, Due 3/1/2025	45,000	52,469
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	43,000	47,776
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	38,000	41,224
Williams Companies, Inc., 5.400%, Due 3/4/2044	60,000	72,847

		746,002

Total Energy		1,251,821

Financial - 4.32%
Banks - 2.78%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	213,089
1.197%, Due 10/24/2026, (SOFR + 1.010%)D	165,000	166,469
6.110%, Due 1/29/2037	176,000	248,040
5.000%, Due 1/21/2044	145,000	196,731
Citigroup, Inc.,
4.412%, Due 3/31/2031, (SOFR + 3.914%)D	245,000	291,049
5.875%, Due 1/30/2042	145,000	212,535
Fifth Third Bank N.A., 2.250%, Due 2/1/2027	500,000	534,108
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	405,342
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	130,000	134,163
3.500%, Due 1/23/2025	60,000	65,717
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)D	55,000	59,856
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	477,486
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	180,000	190,116
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	105,000	120,095
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	90,000	105,251
5.500%, Due 10/15/2040	313,000	444,284
Morgan Stanley,
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	90,000	101,726

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Financial - 4.32% (continued)
Banks - 2.78% (continued)
Morgan Stanley (continued)
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)D	$35,000	$35,135
1.794%, Due 2/13/2032, (SOFR + 1.034%)D	115,000	113,226
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	80,000	87,013
2.550%, Due 1/22/2030	500,000	534,439
State Street Corp., 2.354%, Due 11/1/2025, (SOFR + 0.940%)D	65,000	69,301
US Bancorp, 1.375%, Due 7/22/2030	85,000	83,234
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.000%)D	160,000	166,538
4.750%, Due 12/7/2046	60,000	75,858

		5,130,801

Diversified Financial Services - 0.28%
American Express Co., 4.200%, Due 11/6/2025	60,000	69,221
BlackRock, Inc., 1.900%, Due 1/28/2031	60,000	61,206
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	60,000	68,397
Charles Schwab Corp., 3.250%, Due 5/22/2029	65,000	73,344
Mastercard, Inc., 3.350%, Due 3/26/2030	60,000	68,778
Nasdaq, Inc., 3.250%, Due 4/28/2050	40,000	42,108
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	60,000	68,810
Visa, Inc., 3.150%, Due 12/14/2025	60,000	66,751

		518,615

Insurance - 0.80%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	305,657
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	65,000	72,730
CNA Financial Corp., 2.050%, Due 8/15/2030	55,000	55,820
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023C	15,000	16,323
4.569%, Due 2/1/2029C	38,000	45,811
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	252,012
4.721%, Due 12/15/2044	193,000	256,425
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	396,670
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	52,000	60,123
Willis North America, Inc., 3.600%, Due 5/15/2024	15,000	16,367

		1,477,938

REITS - 0.46%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	63,337
American Tower Corp., 2.950%, Due 1/15/2051	60,000	57,831
Camden Property Trust, 3.150%, Due 7/1/2029	60,000	66,457
Crown Castle International Corp., 3.700%, Due 6/15/2026	60,000	67,280
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	63,049
ERP Operating LP, 3.000%, Due 4/15/2023	37,000	38,893
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	35,000	38,942
Prologis LP, 1.250%, Due 10/15/2030	50,000	48,563
Simon Property Group LP,
3.375%, Due 10/1/2024	313,000	339,795
1.750%, Due 2/1/2028	60,000	60,244

		844,391

Total Financial		7,971,745

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Industrial - 1.42%
Aerospace/Defense - 0.36%
Boeing Co., 2.750%, Due 2/1/2026	$75,000	$78,513
General Dynamics Corp., 3.500%, Due 5/15/2025	75,000	83,431
Lockheed Martin Corp., 2.800%, Due 6/15/2050	30,000	31,021
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	64,112
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	282,000	404,451

		661,528

Building Materials - 0.09%
Carrier Global Corp., 2.242%, Due 2/15/2025	50,000	52,541
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	108,184

		160,725

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	60,000	62,681

Electronics - 0.04%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	65,000	66,762

Environmental Control - 0.07%
Republic Services, Inc., 2.500%, Due 8/15/2024	65,000	69,150
Waste Management, Inc., 1.150%, Due 3/15/2028	60,000	59,373

		128,523

Machinery - Diversified - 0.29%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	540,371

Metal Fabricate/Hardware - 0.04%
Precision Castparts Corp., 3.250%, Due 6/15/2025	60,000	66,057

Miscellaneous Manufacturing - 0.08%
General Electric Co.,
3.450%, Due 5/15/2024	65,000	70,527
3.450%, Due 5/1/2027	65,000	72,746

		143,273

Transportation - 0.42%
Burlington Northern Santa Fe LLC,
3.250%, Due 6/15/2027	60,000	67,865
5.750%, Due 5/1/2040	202,000	293,002
CSX Corp., 5.500%, Due 4/15/2041	157,000	218,181
Norfolk Southern Corp., 2.900%, Due 6/15/2026	60,000	65,868
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	66,276
United Parcel Service, Inc., 3.400%, Due 3/15/2029	65,000	73,756

		784,948

Total Industrial		2,614,868

Technology - 1.35%
Computers - 0.98%
Apple, Inc., 2.200%, Due 9/11/2029	300,000	316,907
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029C	65,000	78,182
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	647,758
HP, Inc., 4.050%, Due 9/15/2022	145,000	153,279
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	618,574

		1,814,700

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Technology - 1.35% (continued)
Semiconductors - 0.20%
Analog Devices, Inc., 3.900%, Due 12/15/2025	$50,000	$56,793
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	55,000	59,357
Broadcom, Inc., 3.150%, Due 11/15/2025	70,000	75,968
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	39,850
1.900%, Due 6/15/2030	75,000	76,576
QUALCOMM, Inc., 1.650%, Due 5/20/2032	59,000	58,043

		366,587

Software - 0.17%
Activision Blizzard, Inc., 1.350%, Due 9/15/2030	90,000	86,416
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	40,000	44,846
Fiserv, Inc., 3.200%, Due 7/1/2026	60,000	66,458
Oracle Corp., 4.300%, Due 7/8/2034	92,000	112,654

		310,374

Total Technology		2,491,661

Utilities - 1.42%
Electric - 1.25%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	31,224
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	396,847
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	226,827
4.625%, Due 12/1/2054	40,000	52,086
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	75,207
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	61,515
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	115,000	115,646
Duke Energy Corp., 3.750%, Due 4/15/2024	45,000	49,148
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	122,835
Edison International, 4.950%, Due 4/15/2025	50,000	56,802
Entergy Corp., 2.800%, Due 6/15/2030	45,000	48,020
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	57,270
Exelon Corp., 4.050%, Due 4/15/2030	60,000	70,079
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	62,492
Kentucky Utilities Co., 3.300%, Due 6/1/2050	60,000	64,487
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	55,000	58,749
4.300%, Due 3/15/2049	40,000	52,039
NextEra Energy Capital Holdings, Inc., 2.750%, Due 5/1/2025	45,000	48,447
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	70,559
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	64,925
Southern Power Co., 4.150%, Due 12/1/2025	54,000	61,755
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	296,083
Vistra Operations Co. LLC, 3.550%, Due 7/15/2024C	85,000	92,037
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	66,000	72,999

		2,308,078

Gas - 0.17%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	86,124
NiSource, Inc.,
3.490%, Due 5/15/2027	45,000	50,681
3.950%, Due 3/30/2048	55,000	62,924
Southern California Gas Co., 2.550%, Due 2/1/2030	40,000	42,576

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.07% (continued)
Utilities - 1.42% (continued)
Gas - 0.17% (continued)
Southwest Gas Corp., 2.200%, Due 6/15/2030	$70,000	$72,991

		315,296

Total Utilities		2,623,374

Total Corporate Obligations (Cost $23,317,332)		25,948,364

FOREIGN CORPORATE OBLIGATIONS 2.50%
Basic Materials - 0.05%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	44,000	50,720

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	30,000	37,344

Total Basic Materials		88,064

Communications - 0.73%
Internet - 0.18%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	341,896

Media - 0.20%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	158,791
3.850%, Due 9/29/2024	193,000	212,316

		371,107

Telecommunications - 0.35%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	249,074
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	31,527
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	192,855
Rogers Communications, Inc., 3.625%, Due 12/15/2025	60,000	67,452
TELUS Corp., 2.800%, Due 2/16/2027	49,000	54,026
Vodafone Group PLC, 3.750%, Due 1/16/2024	45,000	49,062

		643,996

Total Communications		1,356,999

Consumer, Non-Cyclical - 0.62%
Agriculture - 0.10%
BAT Capital Corp., 2.259%, Due 3/25/2028	105,000	107,078
Reynolds American, Inc., 5.700%, Due 8/15/2035	65,000	81,207

		188,285

Beverages - 0.44%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	30,000	35,658
5.450%, Due 1/23/2039	500,000	655,292
5.550%, Due 1/23/2049	35,000	47,684
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	70,000	74,904

		813,538

Commercial Services - 0.05%
RELX Capital, Inc.,
3.500%, Due 3/16/2023	40,000	42,425

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.50% (continued)
Consumer, Non-Cyclical - 0.62% (continued)
Commercial Services - 0.05% (continued)
RELX Capital, Inc. (continued)
3.000%, Due 5/22/2030	$40,000	$43,594

		86,019

Pharmaceuticals - 0.03%
AstraZeneca PLC, 0.700%, Due 4/8/2026	65,000	64,015

Total Consumer, Non-Cyclical		1,151,857

Energy - 0.63%
Oil & Gas - 0.48%
Canadian Natural Resources Ltd., 6.250%, Due 3/15/2038	176,000	231,454
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	588,101
Total Capital International S.A., 3.127%, Due 5/29/2050	70,000	71,718

		891,273

Pipelines - 0.15%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	156,365
6.100%, Due 6/1/2040	82,000	111,323

		267,688

Total Energy		1,158,961

Financial - 0.28%
Banks - 0.28%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	75,000	81,320
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)D	53,000	54,686
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	78,734
Royal Bank of Canada, 2.250%, Due 11/1/2024	115,000	122,203
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	173,595

		510,538

Total Financial		510,538

Industrial - 0.19%
Aerospace/Defense - 0.19%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	346,830

Total Foreign Corporate Obligations (Cost $3,957,699)		4,613,249

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $70,153)
Mexico Government International Bond, 4.600%, Due 1/23/2046	65,000	71,440

ASSET-BACKED OBLIGATIONS 0.47%
CNH Equipment Trust, 1.160%, Due 6/16/2025, 2020 A A3	105,000	106,598
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	130,000	132,417
1.490%, Due 12/16/2024, 2020 2 A3	45,000	45,811
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	77,349	80,374
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	138,905
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	145,000	147,438
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	215,012

Total Asset-Backed Obligations (Cost $848,196)		866,555

COLLATERALIZED MORTGAGE OBLIGATIONS 0.24%
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	23,069	23,397

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.24% (continued)
Ginnie Mae REMIC Trust,
1.624%, Due 7/16/2039, 2013-78 AB	$239,449	$240,964
1.368%, Due 11/16/2041, 2013-125 AB	181,515	181,975

Total Collateralized Mortgage Obligations (Cost $443,810)		446,336

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 0.21%
Cold Storage Trust, 1.027%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)C D	115,000	115,489
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	118,286	120,300
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014 C19 A3	156,114	158,216

Total Commercial Mortgage-Backed Obligations (Cost $395,096)		394,005

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 7.41%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	26,787	29,027
3.000%, Due 11/1/2032	88,072	95,350
5.000%, Due 8/1/2033	29,185	33,734
5.500%, Due 2/1/2034	28,111	32,721
2.500%, Due 6/1/2035	136,348	143,124
2.000%, Due 7/1/2035	177,643	185,642
2.000%, Due 11/1/2035	116,925	122,190
1.500%, Due 2/1/2036	330,000	338,318
2.000%, Due 10/1/2040	112,413	116,243
2.000%, Due 1/1/2041	244,098	252,284
4.000%, Due 1/1/2041	93,221	102,372
4.500%, Due 2/1/2041	64,034	71,822
3.500%, Due 6/1/2042	291,939	317,025
3.000%, Due 4/1/2047	245,187	269,138
3.500%, Due 1/1/2048	323,921	349,433
4.000%, Due 4/1/2048	156,284	168,849
3.000%, Due 8/1/2048	203,061	218,119
3.000%, Due 11/1/2049	414,126	437,285
2.500%, Due 6/1/2050	174,719	184,030
2.000%, Due 8/1/2050	333,760	344,479
2.000%, Due 9/1/2050	342,661	353,668
2.000%, Due 10/1/2050	215,162	222,096

		4,386,949

Federal National Mortgage Association,
3.500%, Due 1/1/2028E	27,413	29,531
5.000%, Due 3/1/2034E	31,471	36,311
4.500%, Due 4/1/2034	52,498	58,159
3.000%, Due 10/1/2034	10,154	10,843
2.000%, Due 11/1/2035E	234,776	245,934
2.000%, Due 1/1/2036E	160,000	167,205
3.500%, Due 6/1/2037	175,572	191,472
5.500%, Due 6/1/2038	6,019	7,066
4.500%, Due 1/1/2040	67,360	75,533
5.000%, Due 5/1/2040	110,822	128,834
5.000%, Due 6/1/2040	86,792	100,409
4.000%, Due 9/1/2040	59,097	64,616
4.000%, Due 1/1/2041	124,576	137,080
3.000%, Due 6/1/2043	529,676	570,111
3.500%, Due 7/1/2043	106,352	115,922
3.000%, Due 8/1/2043	466,768	500,428
4.000%, Due 11/1/2044E	73,770	81,399
4.000%, Due 7/1/2045	307,588	338,765
3.500%, Due 8/1/2045	68,691	74,186
3.500%, Due 11/1/2045	643,044	692,235

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.41% (continued)
Federal National Mortgage Association (continued)
3.500%, Due 5/1/2046	$91,992	$99,021
4.000%, Due 7/1/2046	121,766	133,668
3.000%, Due 10/1/2046	43,780	46,465
3.000%, Due 11/1/2046	227,429	245,268
3.000%, Due 12/1/2046E	149,081	161,223
3.000%, Due 3/1/2047E	93,134	98,888
3.500%, Due 3/1/2047	62,081	67,549
4.500%, Due 7/1/2047	49,252	53,832
4.500%, Due 8/1/2047	67,600	74,027
3.500%, Due 9/1/2047	76,340	82,680
4.000%, Due 3/1/2048	114,904	123,460
4.500%, Due 4/1/2048	44,076	47,820
4.500%, Due 7/1/2048E	83,510	91,099
4.500%, Due 7/1/2048	133,452	144,968
3.000%, Due 9/1/2049	123,728	131,052
4.000%, Due 10/1/2049E	152,419	163,520
4.500%, Due 10/1/2049	271,487	294,975
4.000%, Due 11/1/2049	362,336	396,042
2.500%, Due 6/1/2050	78,564	82,760
2.500%, Due 7/1/2050	361,280	380,577
2.500%, Due 8/1/2050	251,190	264,607
3.000%, Due 8/1/2050	157,545	168,958
2.500%, Due 9/1/2050	166,964	176,396
2.500%, Due 10/1/2050E	89,106	93,888
3.000%, Due 10/1/2050E	380,104	406,798

		7,655,580

Government National Mortgage Association,
6.500%, Due 8/15/2027	21,895	24,407
6.500%, Due 11/15/2027	25,993	28,988
7.500%, Due 12/15/2028	24,020	27,617
5.500%, Due 7/15/2033	30,038	34,738
6.000%, Due 12/15/2033	40,057	48,222
5.500%, Due 2/20/2034	41,439	48,360
5.000%, Due 10/15/2039	68,607	79,291
3.500%, Due 9/15/2041	157,234	169,441
3.500%, Due 8/20/2047	40,436	43,259
3.500%, Due 10/20/2047	38,124	40,944
4.000%, Due 1/20/2048	206,759	223,723
4.000%, Due 1/20/2050	267,452	285,978
5.000%, Due 1/20/2050	124,906	136,167
4.500%, Due 2/20/2050	128,554	138,704
5.000%, Due 2/20/2050	62,954	68,767
2.500%, Due 9/20/2050	216,898	228,257

		1,626,863

Total U.S. Agency Mortgage-Backed Obligations (Cost $13,149,170)		13,669,392

U.S. TREASURY OBLIGATIONS 10.73%
U.S. Treasury Notes/Bonds,
2.000%, Due 2/15/2022	664,000	677,047
1.750%, Due 9/30/2022	500,000	513,535
1.625%, Due 11/15/2022	964,000	989,832
2.000%, Due 2/15/2023	500,000	518,926
2.750%, Due 7/31/2023	500,000	532,363
2.500%, Due 8/15/2023	964,000	1,021,351
2.375%, Due 8/15/2024	1,947,000	2,093,329
1.750%, Due 12/31/2024	700,000	739,402
1.125%, Due 2/28/2025	1,500,000	1,548,633

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 10.73% (continued)
U.S. Treasury Notes/Bonds (continued)
2.875%, Due 7/31/2025	$500,000	$555,801
6.875%, Due 8/15/2025	279,000	360,629
2.000%, Due 11/15/2026	500,000	540,469
1.750%, Due 12/31/2026	650,000	693,697
1.500%, Due 1/31/2027	530,000	557,804
2.875%, Due 5/15/2028	200,000	229,320
2.875%, Due 8/15/2028	100,000	114,906
5.250%, Due 11/15/2028	217,000	289,136
2.625%, Due 2/15/2029	450,000	510,276
2.375%, Due 5/15/2029	450,000	501,926
1.625%, Due 8/15/2029	350,000	369,318
1.750%, Due 11/15/2029	1,700,000	1,811,629
1.500%, Due 2/15/2030	1,940,000	2,021,465
4.750%, Due 2/15/2037	304,000	450,454
4.500%, Due 8/15/2039	241,000	357,179
2.750%, Due 8/15/2042	250,000	298,086
2.875%, Due 5/15/2049	500,000	617,559
1.375%, Due 8/15/2050	1,000,000	890,156

		19,804,228

Total U.S. Treasury Obligations (Cost $18,840,163)		19,804,228

	Shares
SHORT-TERM INVESTMENTS - 2.64% (Cost $4,871,159)
Investment Companies - 2.64%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	4,871,159	4,871,159

SECURITIES LENDING COLLATERAL - 0.63% (Cost $1,158,500)
Investment Companies - 0.63%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	1,158,500	1,158,500

TOTAL INVESTMENTS - 100.64% (Cost $162,317,391)		185,668,219
LIABILITIES, NET OF OTHER ASSETS - (0.64%)		(1,175,528)

TOTAL NET ASSETS - 100.00%		$184,492,691

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,959,874 or 1.06% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2021.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CBOE - Chicago Board Options Exchange.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

NASDAQ - National Association of Securities Dealers Automated Quotations.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	21	March 2021	$3,970,877	$3,890,460	$(80,417)

			$3,970,877	$3,890,460	$(80,417)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$113,824,991	$—	$—	$113,824,991
Corporate Obligations	—	25,948,364	—	25,948,364
Foreign Corporate Obligations	—	4,613,249	—	4,613,249
Foreign Sovereign Obligations	—	71,440	—	71,440
Asset-Backed Obligations	—	866,555	—	866,555
Collateralized Mortgage Obligations	—	446,336	—	446,336
Commercial Mortgage-Backed Obligations	—	394,005	—	394,005
U.S. Agency Mortgage-Backed Obligations	—	13,669,392	—	13,669,392
U.S. Treasury Obligations	—	19,804,228	—	19,804,228
Short-Term Investments	4,871,159	—	—	4,871,159
Securities Lending Collateral	1,158,500	—	—	1,158,500

Total Investments in Securities - Assets	$119,854,650	$65,813,569	$—	$185,668,219

Financial Derivative Instruments - Liabilities
Futures Contracts	$(80,417)	$—	$—	$(80,417)

Total Financial Derivative Instruments - Liabilities	$(80,417)	$—	$—	$(80,417)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS 52.74%
Communications - 6.27%
Media - 6.27%
Comcast Corp.,
0.871%, Due 4/15/2024, (3-mo. USD LIBOR + 0.630%)A	$4,102,000	$4,157,707
2.650%, Due 2/1/2030	3,385,000	3,630,364
Walt Disney Co.,
7.430%, Due 10/1/2026	3,037,000	4,079,912
3.800%, Due 3/22/2030	8,550,000	9,993,816

		21,861,799

Total Communications		21,861,799

Financial - 30.32%
Banks - 23.98%
Bank of America Corp., 3.974%, Due 2/7/2030, (3-mo. USD LIBOR + 1.210%)A	14,113,000	16,305,754
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	14,040,000	16,209,419
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	14,100,000	16,530,086
JPMorgan Chase & Co., 2.083%, Due 4/22/2026, (SOFR + 1.850%)A	7,450,000	7,788,661
Morgan Stanley, 3.622%, Due 4/1/2031, (SOFR + 3.120%)A	9,730,000	11,065,304
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3-mo. USD LIBOR + 3.770%)A	13,125,000	15,733,111

		83,632,335

Diversified Financial Services - 4.66%
American Express Co., 0.815%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	12,120,000	12,193,467
American Express Credit Corp., 0.932%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	4,029,000	4,053,797

		16,247,264

Insurance - 1.68%
MetLife, Inc., 4.550%, Due 3/23/2030	4,765,000	5,835,707

Total Financial		105,715,306

Industrial - 10.06%
Machinery - Construction & Mining - 1.59%
Caterpillar Financial Services Corp.,
0.956%, Due 5/13/2022, (3-mo. USD LIBOR + 0.735%)A	2,000,000	2,017,869
0.731%, Due 5/15/2023, (3-mo. USD LIBOR + 0.510%)A	3,500,000	3,526,061

		5,543,930

Machinery - Diversified - 4.76%
John Deere Capital Corp.,
0.706%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	10,478,000	10,548,292
0.775%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	6,000,000	6,057,352

		16,605,644

Transportation - 3.71%
United Parcel Service, Inc., 0.688%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	12,860,000	12,946,980

Total Industrial		35,096,554

Technology - 4.01%
Computers - 2.70%
International Business Machines Corp.,
7.000%, Due 10/30/2025	4,610,000	5,938,392
3.500%, Due 5/15/2029	3,045,000	3,460,674

		9,399,066

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 52.74% (continued)
Technology - 4.01% (continued)
Semiconductors - 1.31%
QUALCOMM, Inc., 0.942%, Due 1/30/2023, (3-mo. USD LIBOR + 0.730%)A	$4,524,000	$4,579,285

Total Technology		13,978,351

Utilities - 2.08%
Electric - 2.08%
Duke Energy Progress LLC, 0.400%, Due 2/18/2022, Series A, (3-mo. USD LIBOR + 0.180%)A	7,270,000	7,270,625

Total Corporate Obligations (Cost $181,537,994)		183,922,635

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 19.10%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	11,745,470	12,513,220
4.500%, Due 12/1/2034	1,695,080	1,882,738
4.000%, Due 8/1/2038	3,341,862	3,606,558
4.000%, Due 4/1/2039	6,444,444	6,936,235
Federal National Mortgage Association,
5.500%, Due 1/1/2024	601,539	626,627
4.000%, Due 6/1/2034	8,140,181	8,670,013
4.000%, Due 4/1/2038	3,456,764	3,730,523
4.500%, Due 6/1/2039	18,718,964	20,517,997
4.000%, Due 9/1/2039	7,502,734	8,125,253

Total U.S. Agency Mortgage-Backed Obligations (Cost $65,271,674)		66,609,164

U.S. GOVERNMENT AGENCY OBLIGATIONS 22.32%
Federal Agricultural Mortgage Corp.,
0.091%, Due 8/13/2021, (3-mo. USD LIBOR - 0.130%)A	10,870,000	10,867,402
0.118%, Due 1/25/2022, (3-mo. USD LIBOR - 0.100%)A	26,980,000	26,969,367
0.120%, Due 2/18/2022, (3-mo. USD LIBOR - 0.100%)A	10,435,000	10,431,818
Federal Farm Credit Banks Funding Corp., 0.113%, Due 10/27/2021, (3-mo. USD LIBOR - 0.100%)A	5,865,000	5,863,186
Federal Home Loan Banks, 0.096%, Due 11/3/2021, (3-mo. USD LIBOR - 0.120%)A	23,710,000	23,701,520

Total U.S. Government Agency Obligations (Cost $77,860,882)		77,833,293

U.S. TREASURY OBLIGATIONS - 5.27% (Cost $18,354,828)
U.S. Treasury Note, 0.135%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)A	18,350,000	18,355,617

TOTAL INVESTMENTS - 99.43% (Cost $343,025,378)		346,720,709
OTHER ASSETS, NET OF LIABILITIES - 0.57%		2,002,474

TOTAL NET ASSETS - 100.00%		$348,723,183

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2021.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$183,922,635	$—	$183,922,635
U.S. Agency Mortgage-Backed Obligations	—	66,609,164	—	66,609,164
U.S. Government Agency Obligations	—	77,833,293	—	77,833,293
U.S. Treasury Obligations	—	18,355,617	—	18,355,617

Total Investments in Securities - Assets	$—	$346,720,709	$—	$346,720,709

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
Australia - 0.50% (Cost $6,238,762)
Common Stocks - 0.50%
BHP Group PLCA B	450,066	$12,365,635

Belgium - 0.11% (Cost $4,809,922)
Common Stocks - 0.11%
Ontex Group N.V.A B C	245,520	2,786,987

Canada - 1.55%
Common Stocks - 1.55%
Air CanadaA C	847,500	13,268,387
Canadian National Railway Co.	133,079	13,479,095
Cogeco Communications, Inc.	20,764	1,769,750
Suncor Energy, Inc.	577,527	9,660,452

Total Common Stocks		38,177,684

Total Canada (Cost $38,149,997)		38,177,684

China - 0.47% (Cost $7,946,944)
Common Stocks - 0.47%
ESR Cayman Ltd.B C D	3,268,200	11,662,551

Denmark - 1.25%
Common Stocks - 1.25%
Carlsberg A/S, Class BB	90,110	13,209,080
Vestas Wind Systems A/SB	82,620	17,678,958

Total Common Stocks		30,888,038

Total Denmark (Cost $16,974,098)		30,888,038

Finland - 0.80%
Common Stocks - 0.80%
Nordea Bank AbpB C	1,102,021	8,943,382
Sampo OYJ, Class AB	223,234	9,360,467
Wartsila OYJ AbpB	139,376	1,369,172

Total Common Stocks		19,673,021

Total Finland (Cost $22,734,127)		19,673,021

France - 16.37%
Common Stocks - 16.37%
Air Liquide S.A.B	111,084	18,152,686
Airbus SEB C	161,309	16,250,911
Alstom S.A.B C	272,414	14,762,398
Atos SEB C	138,651	10,608,792
AXA S.A.B	813,602	17,990,815
BNP Paribas S.A.B C	1,001,760	48,247,140
Carrefour S.A.B	282,979	4,785,042
Danone S.A.B	203,968	13,589,391
Engie S.A.B C	1,557,705	24,197,477
Ipsen S.A.B	95,045	8,304,294
Pernod Ricard S.A.B	56,892	10,737,459
Publicis Groupe S.A.B	394,740	20,459,288
Safran S.A.B C	122,948	15,505,119
SanofiB	856,405	80,462,329
Societe Generale S.A.B C	462,281	8,638,629
TOTAL S.E.B	1,249,391	52,744,451
Valeo S.A.B	163,186	6,096,250
Vinci S.A.B	171,731	15,934,001

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
France - 16.37% (continued)
Common Stocks - 16.37% (continued)
Vivendi S.A.B	528,579	$16,218,005

Total Common Stocks		403,684,477

Total France (Cost $373,079,725)		403,684,477

Germany - 11.56%
Common Stocks - 9.42%
BASF SEB	312,561	24,247,514
Bayer AGB	161,744	9,799,464
Bayerische Motoren Werke AGB	324,873	27,606,291
Commerzbank AGB C	2,293,314	15,238,226
Continental AGB	68,806	9,672,063
Daimler AGB	406,942	28,699,215
Fresenius Medical Care AG & Co. KGaAB	137,713	11,177,808
Infineon Technologies AGB	707,032	28,435,215
Merck KGaAB	86,722	14,492,428
ProSiebenSat.1 Media SEB C	690,420	12,524,729
RWE AGB	300,014	12,910,381
SAP SEB	108,129	13,764,676
Siemens AGB	154,124	23,868,674

Total Common Stocks		232,436,684

Preferred Stocks - 2.14%
Volkswagen AGB E	277,008	52,672,051

Total Germany (Cost $217,926,650)		285,108,735

Ireland - 0.94% (Cost $16,004,180)
Common Stocks - 0.94%
Ryanair Holdings PLC, Sponsored ADRC	242,551	23,059,323

Israel - 0.39% (Cost $9,549,704)
Common Stocks - 0.39%
Bank Leumi Le-Israel BMB	1,541,113	9,536,475

Italy - 3.81%
Common Stocks - 3.81%
Enel SpAB	3,483,856	34,593,599
Eni SpAB	2,164,225	21,846,804
Saras SpAA B C	6,216,978	4,084,863
UniCredit SpAB C	3,666,698	33,529,145

Total Common Stocks		94,054,411

Total Italy (Cost $112,101,631)		94,054,411

Japan - 16.91%
Common Stocks - 16.91%
Alfresa Holdings Corp.B	791,800	15,833,081
Daiwa House Industry Co., Ltd.B	549,855	15,634,801
Digital Garage, Inc.B	181,100	6,170,457
FANUC Corp.B	64,400	16,911,879
Fujitsu Ltd.B	75,184	11,448,974
Haseko Corp.B	1,138,400	13,349,972
Hazama Ando Corp.B	563,200	3,946,060
Hitachi Ltd.B	523,100	21,606,108
Kao Corp.B	127,160	9,255,467
Makita Corp.B	112,200	5,352,604
Mitsubishi UFJ Financial Group, Inc.B	6,684,900	30,119,473

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
Japan - 16.91% (continued)
Common Stocks - 16.91% (continued)
Mizuho Financial Group, Inc.B	1,403,280	$18,718,614
Murata Manufacturing Co., Ltd.B	214,300	20,639,191
Nexon Co., Ltd.B	493,059	14,988,411
Nintendo Co., Ltd.B	26,800	15,488,900
Nippon Television Holdings, Inc.B	447,300	5,156,746
Nissan Motor Co., Ltd.A B C	4,884,100	24,967,670
Ryohin Keikaku Co., Ltd.B	363,500	8,712,422
Sompo Holdings, Inc.B	155,600	6,219,911
Sumitomo Mitsui Financial Group, Inc.B	1,393,400	43,371,756
Sumitomo Rubber Industries Ltd.B	677,200	6,245,836
Suzuken Co., Ltd.B	315,900	12,243,253
Suzuki Motor Corp.B	211,700	9,565,479
Taisei Corp.B	433,000	14,057,866
Takeda Pharmaceutical Co., Ltd.B	1,366,700	47,919,762
Toho Holdings Co., Ltd.B	269,400	5,090,814
Yamaha Corp.B	251,000	14,192,106

Total Common Stocks		417,207,613

Total Japan (Cost $396,601,017)		417,207,613

Luxembourg - 0.57% (Cost $9,613,361)
Common Stocks - 0.57%
ArcelorMittal S.A.B C	641,477	13,954,290

Macao - 0.34% (Cost $8,277,862)
Common Stocks - 0.34%
Sands China Ltd.B	2,088,400	8,483,085

Netherlands - 4.41%
Common Stocks - 4.41%
Aegon N.V.B	5,611,560	23,133,216
Akzo Nobel N.V.B	237,953	24,126,666
ING Groep N.V.B C	2,271,405	20,175,081
JDE Peet’s N.V.B C	193,293	7,455,098
NN Group N.V.B	472,378	19,582,274
Wolters Kluwer N.V.B	173,647	14,412,689

Total Common Stocks		108,885,024

Total Netherlands (Cost $93,153,500)		108,885,024

Norway - 0.94%
Common Stocks - 0.94%
Equinor ASAB	530,431	9,485,010
Telenor ASAB	823,923	13,639,841

Total Common Stocks		23,124,851

Total Norway (Cost $23,422,947)		23,124,851

Portugal - 0.57%
Common Stocks - 0.57%
EDP - Energias de Portugal S.A.B	1,679,692	10,497,522
Galp Energia SGPS S.A.B	353,407	3,531,670

Total Common Stocks		14,029,192

Total Portugal (Cost $10,331,176)		14,029,192

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
Republic of Korea - 3.96%
Common Stocks - 3.96%
Hana Financial Group, Inc.B	98,606	$2,891,925
Hyundai Mobis Co., Ltd.B	76,206	21,466,186
Hyundai Motor Co.B	59,379	12,039,868
Samsung Electronics Co., Ltd.B	615,483	44,919,122
SK Hynix, Inc.B	149,604	16,284,412

Total Common Stocks		97,601,513

Total Republic of Korea (Cost $55,281,682)		97,601,513

Singapore - 0.49% (Cost $9,120,427)
Common Stocks - 0.49%
DBS Group Holdings Ltd.B	648,910	12,200,323

Spain - 3.45%
Common Stocks - 3.45%
Aena SME S.A.B C D	79,148	12,141,394
Amadeus IT Group S.A.B	261,194	16,533,744
Banco Bilbao Vizcaya Argentaria S.A.B	4,461,960	20,320,096
Banco Santander S.A.B C	3,640,839	10,648,549
CaixaBank S.A.B	5,921,735	14,968,570
Indra Sistemas S.A.B C	511,467	4,507,871
Telefonica S.A.B	1,416,757	6,088,820

Total Common Stocks		85,209,044

Total Spain (Cost $76,050,556)		85,209,044

Sweden - 0.99%
Common Stocks - 0.99%
Sandvik ABB C	583,790	14,547,373
Volvo AB, Class BB C	401,007	9,910,612

Total Common Stocks		24,457,985

Total Sweden (Cost $17,080,646)		24,457,985

Switzerland - 9.63%
Common Stocks - 9.62%
ABB Ltd.B	1,418,845	41,875,354
Cie Financiere Richemont S.A.B	190,116	17,664,543
Credit Suisse Group AGB	3,099,695	40,852,825
Flughafen Zurich AGB C	39,848	6,545,631
Novartis AGB	697,251	63,069,941
Roche Holding AGB	52,325	18,035,510
UBS Group AGB	2,264,024	32,684,531
Zurich Insurance Group AGB	41,798	16,640,663

Total Common Stocks		237,368,998

Warrants - 0.01%
Cie Financiere Richemont S.A.C	425,246	138,447

Total Switzerland (Cost $199,920,001)		237,507,445

United Kingdom - 15.17%
Common Stocks - 15.17%
3i Group PLCB	468,054	7,079,098
Babcock International Group PLCA B C	3,514,904	11,198,790
BAE Systems PLCB	1,852,089	11,714,181
Balfour Beatty PLCB C	943,028	3,467,993
Barclays PLCB C	21,734,284	39,760,339

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
United Kingdom - 15.17% (continued)
Common Stocks - 15.17% (continued)
BP PLCB	2,773,349	$10,305,999
British American Tobacco PLCB	475,033	17,289,185
BT Group PLCB	8,602,580	14,788,719
Capita PLCB C	3,394,173	1,624,782
Compass Group PLCB C	470,578	8,434,860
GlaxoSmithKline PLCB	2,107,064	39,143,131
Imperial Brands PLCB	927,830	18,672,853
Informa PLCB C	1,281,812	8,761,889
International Consolidated Airlines Group S.A.B C	2,973,156	5,764,182
Kingfisher PLCB C	2,233,882	8,489,913
Prudential PLCB	1,459,479	23,397,353
RELX PLCB	973,071	24,137,137
Rolls-Royce Holdings PLCB C	21,232,683	26,514,649
Standard Chartered PLCB C	1,253,576	7,611,993
Taylor Wimpey PLCB C	4,910,380	9,829,130
Tesco PLCB	5,335,747	17,471,955
Unilever PLCB	383,924	22,377,937
WH Smith PLCB	394,112	8,249,263
WPP PLCB	2,687,462	28,054,339

Total Common Stocks		374,139,670

Total United Kingdom (Cost $406,551,478)		374,139,670

United States - 1.38%
Common Stocks - 1.38%
Aon PLC, Class A	79,725	16,192,148
Ferguson PLCB	153,769	17,890,526

Total Common Stocks		34,082,674

Total United States (Cost $17,332,274)		34,082,674

SHORT-TERM INVESTMENTS - 3.03% (Cost $74,663,149)
Investment Companies - 3.03%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	74,663,149	74,663,149

SECURITIES LENDING COLLATERAL - 0.18% (Cost $4,423,074)
Investment Companies - 0.18%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	4,423,074	4,423,074

TOTAL INVESTMENTS - 99.77% (Cost $2,227,338,890)		2,460,966,269
OTHER ASSETS, NET OF LIABILITIES - 0.23%		5,738,279

TOTAL NET ASSETS - 100.00%		$2,466,704,548

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.

B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,304,312,444 or 93.42% of net assets.

C	Non-income producing security.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $23,803,945 or 0.97% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	644	March 2021	$69,860,858	$68,119,100	$(1,741,758)

			$69,860,858	$68,119,100	$(1,741,758)

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$12,365,635	$—	$12,365,635
Belgium	—	2,786,987	—	2,786,987
Canada	38,177,684	—	—	38,177,684
China	—	11,662,551	—	11,662,551
Denmark	—	30,888,038	—	30,888,038
Finland	—	19,673,021	—	19,673,021
France	—	403,684,477	—	403,684,477
Germany	—	232,436,684	—	232,436,684
Ireland	23,059,323	—	—	23,059,323
Israel	—	9,536,475	—	9,536,475
Italy	—	94,054,411	—	94,054,411
Japan	—	417,207,613	—	417,207,613
Luxembourg	—	13,954,290	—	13,954,290
Macao	—	8,483,085	—	8,483,085
Netherlands	—	108,885,024	—	108,885,024
Norway	—	23,124,851	—	23,124,851
Portugal	—	14,029,192	—	14,029,192
Republic of Korea	—	97,601,513	—	97,601,513
Singapore	—	12,200,323	—	12,200,323
Spain	—	85,209,044	—	85,209,044
Sweden	—	24,457,985	—	24,457,985
Switzerland	—	237,368,998	—	237,368,998
United Kingdom	—	374,139,670	—	374,139,670
Foreign Preferred Stocks
Germany	—	52,672,051	—	52,672,051
Foreign Warrants
Switzerland	138,447	—	—	138,447
Common Stocks
United States	16,192,148	17,890,526	—	34,082,674
Short-Term Investments	74,663,149	—	—	74,663,149
Securities Lending Collateral	4,423,074	—	—	4,423,074

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

International Equity Fund (continued)	Level 1	Level 2	Level 3	Total

Total Investments in Securities - Assets	$156,653,825	$2,304,312,444	$—	$2,460,966,269

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,741,758)	$—	$—	$(1,741,758)

Total Financial Derivative Instruments - Liabilities	$(1,741,758)	$—	$—	$(1,741,758)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 97.93%
Communication Services - 5.44%
Diversified Telecommunication Services - 0.13%
Verizon Communications, Inc.	98,830	$5,410,943

Interactive Media & Services - 0.61%
Alphabet, Inc., Class AA	13,800	25,217,568

Media - 4.17%
Altice USA, Inc., Class AA	391,951	13,941,697
Comcast Corp., Class A	1,799,978	89,224,909
Discovery, Inc., Class CA	732,300	25,652,469
Interpublic Group of Cos., Inc.	290,000	6,980,300
News Corp., Class A	1,163,100	22,564,140
Omnicom Group, Inc.	108,478	6,766,858
ViacomCBS, Inc., Class B	117,703	5,708,596

		170,838,969

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	1,260,850	21,623,577

Total Communication Services		223,091,057

Consumer Discretionary - 6.62%
Auto Components - 1.02%
Adient PLCA	151,798	4,901,557
Goodyear Tire & Rubber Co.	632,800	6,676,040
Magna International, Inc.	430,500	30,242,625

		41,820,222

Automobiles - 1.21%
General Motors Co.	776,032	39,329,302
Harley-Davidson, Inc.	253,312	10,155,278

		49,484,580

Hotels, Restaurants & Leisure - 1.54%
Aramark	1,195,310	40,987,180
Las Vegas Sands Corp.	362,319	17,423,921
Marriott International, Inc., Class A	40,161	4,671,126

		63,082,227

Household Durables - 0.61%
Lennar Corp., Class A	299,471	24,901,014

Internet & Direct Marketing Retail - 0.26%
Booking Holdings, Inc.A	5,500	10,693,815

Multiline Retail - 0.27%
Dollar General Corp.	57,812	11,250,793

Specialty Retail - 1.71%
Advance Auto Parts, Inc.	220,506	32,886,265
Lowe’s Cos., Inc.	222,885	37,188,362

		70,074,627

Total Consumer Discretionary		271,307,278

Consumer Staples - 4.01%
Beverages - 1.75%
Coca-Cola European Partners PLC	898,118	41,735,543
Diageo PLC, Sponsored ADR	129,563	20,765,062

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.93% (continued)
Consumer Staples - 4.01% (continued)
Beverages - 1.75% (continued)
PepsiCo, Inc.	67,528	$9,222,299

		71,722,904

Food Products - 1.15%
Archer-Daniels-Midland Co.	157,293	7,866,223
Danone S.A., Sponsored ADR	347,017	4,630,942
JM Smucker Co.	32,129	3,740,137
Mondelez International, Inc., Class A	145,400	8,060,976
Nestle S.A., Sponsored ADR	203,772	22,883,595

		47,181,873

Household Products - 0.53%
Colgate-Palmolive Co.	62,137	4,846,686
Kimberly-Clark Corp.	85,331	11,272,225
Reckitt Benckiser Group PLC, Sponsored ADRB	338,385	5,850,677

		21,969,588

Personal Products - 0.42%
Unilever PLC, Sponsored ADR	292,500	17,064,450

Tobacco - 0.16%
Philip Morris International, Inc.	80,647	6,423,534

Total Consumer Staples		164,362,349

Energy - 6.32%
Energy Equipment & Services - 1.10%
Baker Hughes Co.	376,800	7,569,912
Halliburton Co.	801,500	14,130,445
NOV, Inc.	1,229,400	15,219,972
Schlumberger N.V.	370,300	8,224,363

		45,144,692

Oil, Gas & Consumable Fuels - 5.22%
Apache Corp.	1,212,300	17,311,644
Chevron Corp.	298,243	25,410,304
ConocoPhillips	225,372	9,021,641
EOG Resources, Inc.	113,250	5,771,220
Hess Corp.	887,059	47,883,445
Marathon Oil Corp.	3,118,486	22,577,839
Marathon Petroleum Corp.	235,380	10,159,001
Murphy Oil Corp.	234,870	2,905,342
Phillips 66	650,517	44,105,052
Pioneer Natural Resources Co.	49,477	5,981,769
Royal Dutch Shell PLC, Class A, Sponsored ADRB	619,522	22,854,166

		213,981,423

Total Energy		259,126,115

Financials - 26.71%
Banks - 11.71%
Bank of America Corp.	1,027,362	30,461,283
CIT Group, Inc.	268,200	9,896,580
Citigroup, Inc.	2,237,811	129,770,660
Citizens Financial Group, Inc.	586,953	21,388,567
Fifth Third Bancorp	229,300	6,633,649
JPMorgan Chase & Co.	812,687	104,568,436
PNC Financial Services Group, Inc.	155,240	22,280,045
Truist Financial Corp.	285,628	13,704,432
US Bancorp	1,251,550	53,628,918

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.93% (continued)
Financials - 26.71% (continued)
Banks - 11.71% (continued)
Wells Fargo & Co.	2,939,255	$87,824,939

		480,157,509

Capital Markets - 5.29%
Bank of New York Mellon Corp.	398,100	15,856,323
BlackRock, Inc.	26,646	18,685,774
Goldman Sachs Group, Inc.	334,216	90,629,353
Moody’s Corp.	26,545	7,067,872
Morgan Stanley	291,408	19,538,906
Nasdaq, Inc.	169,218	22,890,119
Northern Trust Corp.	207,623	18,517,895
State Street Corp.	235,604	16,492,280
T Rowe Price Group, Inc.	44,593	6,977,912

		216,656,434

Consumer Finance - 1.98%
American Express Co.	348,871	40,559,743
Discover Financial Services	108,500	9,064,090
Navient Corp.	1,133,582	12,758,465
SLM Corp.	1,364,615	18,940,856

		81,323,154

Diversified Financial Services - 0.41%
Equitable Holdings, Inc.	676,500	16,763,670

Insurance - 6.97%
American International Group, Inc.	2,595,446	97,173,498
Aon PLC, Class A	149,226	30,307,801
Chubb Ltd.	327,058	47,642,539
Hartford Financial Services Group, Inc.	341,500	16,398,830
Marsh & McLennan Cos., Inc.	226,268	24,869,116
Progressive Corp.	38,954	3,396,399
Travelers Cos., Inc.	336,290	45,836,327
Willis Towers Watson PLC	98,148	19,918,155

		285,542,665

Thrifts & Mortgage Finance - 0.35%
New York Community Bancorp, Inc.	1,374,506	14,377,333

Total Financials		1,094,820,765

Health Care - 13.29%
Biotechnology - 0.13%
Biogen, Inc.A	18,700	5,284,807

Health Care Equipment & Supplies - 3.96%
Abbott Laboratories	191,923	23,719,764
Boston Scientific Corp.A	366,523	12,989,575
Danaher Corp.	106,453	25,318,781
Medtronic PLC	821,207	91,424,975
Zimmer Biomet Holdings, Inc.	57,667	8,861,688

		162,314,783

Health Care Providers & Services - 5.01%
Anthem, Inc.	215,548	64,013,445
Centene Corp.A	195,800	11,806,740
Cigna Corp.	154,385	33,509,264
CVS Health Corp.	416,305	29,828,253
Humana, Inc.	20,700	7,930,377
McKesson Corp.	74,895	13,066,931

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.93% (continued)
Health Care - 13.29% (continued)
Health Care Providers & Services - 5.01% (continued)
UnitedHealth Group, Inc.	134,957	$45,018,956

		205,173,966

Life Sciences Tools & Services - 0.72%
Thermo Fisher Scientific, Inc.	57,925	29,524,373

Pharmaceuticals - 3.47%
Bristol-Myers Squibb Co.	142,000	8,723,060
GlaxoSmithKline PLC, Sponsored ADR	542,834	20,220,566
Johnson & Johnson	336,273	54,856,214
Merck & Co., Inc.	213,293	16,438,492
Pfizer, Inc.	616,794	22,142,905
Roche Holding AG, Sponsored ADR	147,977	6,423,682
Sanofi, ADR	288,764	13,632,548

		142,437,467

Total Health Care		544,735,396

Industrials - 15.05%
Aerospace & Defense - 2.58%
Embraer S.A., Sponsored ADRA	261,400	1,678,188
General Dynamics Corp.	181,134	26,568,735
Lockheed Martin Corp.	36,554	11,763,808
Northrop Grumman Corp.	87,506	25,080,095
Raytheon Technologies Corp.	611,516	40,806,463

		105,897,289

Air Freight & Logistics - 0.58%
FedEx Corp.	100,400	23,628,136

Building Products - 1.10%
Johnson Controls International PLC	348,801	17,377,266
Masco Corp.	239,444	13,004,203
Trane Technologies PLC	103,405	14,823,107

		45,204,576

Construction & Engineering - 1.10%
AECOMA	432,136	21,650,014
Fluor Corp.	211,900	3,663,751
Quanta Services, Inc.	281,818	19,859,714

		45,173,479

Electrical Equipment - 0.82%
Eaton Corp. PLC	167,736	19,742,527
Emerson Electric Co.	175,342	13,913,388

		33,655,915

Industrial Conglomerates - 2.52%
General Electric Co.	6,290,100	67,178,268
Honeywell International, Inc.	185,275	36,197,177

		103,375,445

Machinery - 4.73%
CNH Industrial N.V.A	2,364,739	30,150,422
Cummins, Inc.	103,397	24,238,325
Deere & Co.	86,119	24,871,167
Illinois Tool Works, Inc.	119,744	23,255,482
Otis Worldwide Corp.	65,424	4,229,662
PACCAR, Inc.	71,751	6,545,126
Stanley Black & Decker, Inc.	341,288	59,210,055

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.93% (continued)
Industrials - 15.05% (continued)
Machinery - 4.73% (continued)
Westinghouse Air Brake Technologies Corp.	286,356	$21,250,479

		193,750,718

Professional Services - 0.30%
Equifax, Inc.	68,666	12,161,435

Road & Rail - 1.32%
Canadian National Railway Co.	80,368	8,130,830
JB Hunt Transport Services, Inc.	190,177	25,609,235
Union Pacific Corp.	103,463	20,430,839

		54,170,904

Total Industrials		617,017,897

Information Technology - 11.07%
Communications Equipment - 0.93%
F5 Networks, Inc.A	100,700	19,732,165
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,475,220	18,395,993

		38,128,158

Electronic Equipment, Instruments & Components - 1.45%
Corning, Inc.	595,840	21,372,781
FLIR Systems, Inc.	397,633	20,696,797
TE Connectivity Ltd.	144,200	17,361,680

		59,431,258

IT Services - 2.28%
Accenture PLC, Class A	141,089	34,132,251
Cognizant Technology Solutions Corp., Class A	326,317	25,436,410
Fidelity National Information Services, Inc.	123,735	15,276,323
Fiserv, Inc.A	181,686	18,657,336

		93,502,320

Semiconductors & Semiconductor Equipment - 4.25%
Analog Devices, Inc.	71,540	10,539,988
Broadcom, Inc.	103,375	46,570,437
Intel Corp.	249,732	13,862,623
NXP Semiconductors N.V.	77,780	12,481,357
QUALCOMM, Inc.	181,081	28,299,339
Texas Instruments, Inc.	377,862	62,607,955

		174,361,699

Software - 1.55%
Microsoft Corp.	125,208	29,043,248
Oracle Corp.	567,380	34,286,773

		63,330,021

Technology Hardware, Storage & Peripherals - 0.61%
Hewlett Packard Enterprise Co.	2,036,844	25,134,655

Total Information Technology		453,888,111

Materials - 3.69%
Chemicals - 3.32%
Corteva, Inc.	920,590	36,694,717
DuPont de Nemours, Inc.B	590,497	46,914,987
International Flavors & Fragrances, Inc.B	118,620	13,330,516
PPG Industries, Inc.	171,198	23,062,082

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.93% (continued)
Materials - 3.69% (continued)
Chemicals - 3.32% (continued)
Sherwin-Williams Co.	22,964	$15,886,495

		135,888,797

Containers & Packaging - 0.37%
International Paper Co.	302,486	15,218,071

Total Materials		151,106,868

Real Estate - 1.22%
Equity Real Estate Investment Trusts (REITs) - 1.22%
Host Hotels & Resorts, Inc.	477,400	6,468,770
MGM Growth Properties LLC, Class A	1,250,624	38,956,938
Public Storage	20,542	4,675,770

		50,101,478

Total Real Estate		50,101,478

Utilities - 4.51%
Electric Utilities - 4.09%
American Electric Power Co., Inc.	132,886	10,751,806
Duke Energy Corp.	326,415	30,683,010
Edison International	516,909	30,063,427
Exelon Corp.	657,417	27,322,251
PPL Corp.	1,056,654	29,237,616
Southern Co.	545,116	32,118,235
Xcel Energy, Inc.	113,420	7,257,746

		167,434,091

Multi-Utilities - 0.42%
Dominion Energy, Inc.	237,693	17,325,443

Total Utilities		184,759,534

Total Common Stocks (Cost $3,161,014,355)		4,014,316,848

SHORT-TERM INVESTMENTS - 1.97% (Cost $80,731,647)
Investment Companies - 1.97%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	80,731,647	80,731,647

SECURITIES LENDING COLLATERAL - 0.34% (Cost $14,144,866)
Investment Companies - 0.34%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	14,144,866	14,144,866

TOTAL INVESTMENTS - 100.24% (Cost $3,255,890,868)		4,109,193,361
LIABILITIES, NET OF OTHER ASSETS - (0.24%)		(9,867,257)

TOTAL NET ASSETS - 100.00%		$4,099,326,104

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

PLC - Public Limited Company.

REIT - Real Estate Investment Trust

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	427	March 2021	$81,119,966	$79,106,020	$(2,013,946)

			$81,119,966	$79,106,020	$(2,013,946)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,014,316,848	$—	$—	$4,014,316,848
Short-Term Investments	80,731,647	—	—	80,731,647
Securities Lending Collateral	14,144,866	—	—	14,144,866

Total Investments in Securities - Assets	$4,109,193,361	$—	$—	$4,109,193,361

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,013,946)	$—	$—	$(2,013,946)

Total Financial Derivative Instruments - Liabilities	$(2,013,946)	$—	$—	$(2,013,946)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 94.23%
Communication Services - 1.79%
Media - 1.79%
Altice USA, Inc., Class AA	52,524	$1,868,278
Liberty Broadband Corp., Class CA	10,116	1,477,442

		3,345,720

Total Communication Services		3,345,720

Consumer Discretionary - 15.38%
Auto Components - 1.90%
Dana, Inc.	88,606	1,715,412
Lear Corp.	12,242	1,845,604

		3,561,016

Automobiles - 0.94%
Ford Motor Co.	166,042	1,748,422

Diversified Consumer Services - 0.79%
Adtalem Global Education, Inc.A	38,418	1,482,551

Hotels, Restaurants & Leisure - 4.82%
Aramark	44,454	1,524,328
Marriott Vacations Worldwide Corp.	16,707	2,050,951
MGM Resorts International	38,724	1,105,958
SeaWorld Entertainment, Inc.A	48,823	1,394,873
Wyndham Destinations, Inc.	39,158	1,732,350
Wyndham Hotels & Resorts, Inc.	20,759	1,207,551

		9,016,011

Household Durables - 2.44%
Lennar Corp., Class A	18,075	1,502,936
Mohawk Industries, Inc.A	8,327	1,195,757
Newell Brands, Inc.	77,746	1,867,459

		4,566,152

Internet & Direct Marketing Retail - 0.96%
Qurate Retail, Inc., Series A	142,843	1,799,822

Specialty Retail - 1.38%
Aaron’s Co., Inc.A	21,884	370,715
Advance Auto Parts, Inc.	8,934	1,332,417
Gap, Inc.A	43,670	884,317

		2,587,449

Textiles, Apparel & Luxury Goods - 2.15%
Gildan Activewear, Inc.	79,830	1,989,364
PVH Corp.	13,458	1,147,429
Ralph Lauren Corp.	8,749	884,086

		4,020,879

Total Consumer Discretionary		28,782,302

Consumer Staples - 1.33%
Beverages - 0.67%
Coca-Cola European Partners PLC	27,227	1,265,239

Food & Staples Retailing - 0.66%
US Foods Holding Corp.A	39,663	1,229,156

Total Consumer Staples		2,494,395

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.23% (continued)
Energy - 5.94%
Energy Equipment & Services - 3.00%
Baker Hughes Co.	86,507	$1,737,925
Halliburton Co.	117,150	2,065,354
NOV, Inc.	91,557	1,133,476
TechnipFMC PLC	63,388	677,618

		5,614,373

Oil, Gas & Consumable Fuels - 2.94%
Apache Corp.	58,577	836,479
Cenovus Energy, Inc.	107,314	634,226
Cheniere Energy, Inc.A	15,599	987,885
EQT Corp.	37,145	605,835
Hess Corp.	18,361	991,127
HollyFrontier Corp.	24,769	704,926
Pioneer Natural Resources Co.	6,178	746,920

		5,507,398

Total Energy		11,121,771

Financials - 25.51%
Banks - 5.28%
Fifth Third Bancorp	62,454	1,806,794
KeyCorp	106,415	1,794,157
Pinnacle Financial Partners, Inc.	17,841	1,222,644
Regions Financial Corp.	104,677	1,780,556
Signature Bank	8,921	1,473,660
Valley National Bancorp	177,230	1,809,518

		9,887,329

Capital Markets - 1.44%
Evercore, Inc., Class A	5,854	638,671
Invesco Ltd.	59,153	1,217,960
Northern Trust Corp.	9,339	832,946

		2,689,577

Consumer Finance - 5.30%
Ally Financial, Inc.	67,337	2,548,032
Discover Financial Services	21,484	1,794,773
Navient Corp.	53,933	607,016
PROG Holdings, Inc.	65,408	3,085,950
SLM Corp.	136,168	1,890,012

		9,925,783

Diversified Financial Services - 2.90%
Equitable Holdings, Inc.	82,290	2,039,146
Jefferies Financial Group, Inc.	68,864	1,607,974
Voya Financial, Inc.	32,139	1,782,429

		5,429,549

Insurance - 10.27%
American Financial Group, Inc.	13,310	1,253,003
American International Group, Inc.	71,261	2,668,012
Arch Capital Group Ltd.A	37,178	1,167,761
Assurant, Inc.	9,055	1,226,681
Axis Capital Holdings Ltd.	100,420	4,609,278
CNO Financial Group, Inc.	94,508	2,004,515
Fidelity National Financial, Inc.	77,466	2,812,016
Markel Corp.A	937	908,403
Reinsurance Group of America, Inc.	12,989	1,364,494

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.23% (continued)
Financials - 25.51% (continued)
Insurance - 10.27% (continued)
Willis Towers Watson PLC	5,934	$1,204,246

		19,218,409

Thrifts & Mortgage Finance - 0.32%
New York Community Bancorp, Inc.	57,333	599,703

Total Financials		47,750,350

Health Care - 6.19%
Health Care Equipment & Supplies - 2.78%
Envista Holdings Corp.A	37,961	1,349,134
Hologic, Inc.A	11,104	885,322
LivaNova PLCA	20,872	1,312,849
Zimmer Biomet Holdings, Inc.	10,814	1,661,787

		5,209,092

Health Care Providers & Services - 3.09%
Cardinal Health, Inc.	22,158	1,190,549
Encompass Health Corp.	15,115	1,215,246
McKesson Corp.	8,669	1,512,481
Universal Health Services, Inc., Class B	14,966	1,865,961

		5,784,237

Pharmaceuticals - 0.32%
Viatris, Inc.A	35,070	595,839

Total Health Care		11,589,168

Industrials - 15.66%
Aerospace & Defense - 1.97%
BWX Technologies, Inc.	16,154	871,024
Textron, Inc.	31,223	1,413,153
TransDigm Group, Inc.A	2,522	1,395,372

		3,679,549

Airlines - 0.29%
Alaska Air Group, Inc.	11,128	543,380

Building Products - 1.50%
JELD-WEN Holding, Inc.A	56,826	1,476,908
Owens Corning	17,052	1,323,235

		2,800,143

Commercial Services & Supplies - 1.17%
Republic Services, Inc.	24,155	2,186,511

Construction & Engineering - 2.72%
AECOMA	29,856	1,495,785
Jacobs Engineering Group, Inc.	7,547	761,945
MasTec, Inc.A	16,844	1,299,515
Quanta Services, Inc.	21,763	1,533,639

		5,090,884

Industrial Conglomerates - 0.48%
Carlisle Cos., Inc.	6,172	894,508

Machinery - 4.24%
Dover Corp.	15,889	1,850,910
Stanley Black & Decker, Inc.	8,974	1,556,899
Terex Corp.	51,128	1,828,337

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.23% (continued)
Industrials - 15.66% (continued)
Machinery - 4.24% (continued)
Westinghouse Air Brake Technologies Corp.	36,427	$2,703,248

		7,939,394

Road & Rail - 2.31%
Avis Budget Group, Inc.A	28,005	1,157,727
JB Hunt Transport Services, Inc.	10,612	1,429,012
Ryder System, Inc.	27,877	1,744,821

		4,331,560

Trading Companies & Distributors - 0.98%
AerCap Holdings N.V.A	48,243	1,844,812

Total Industrials		29,310,741

Information Technology - 3.93%
Electronic Equipment, Instruments & Components - 1.55%
Avnet, Inc.	59,920	2,115,775
FLIR Systems, Inc.	14,929	777,055

		2,892,830

IT Services - 0.34%
Alliance Data Systems Corp.	9,347	632,324

Semiconductors & Semiconductor Equipment - 1.36%
Marvell Technology Group Ltd.	15,657	805,709
Microchip Technology, Inc.	12,796	1,741,664

		2,547,373

Technology Hardware, Storage & Peripherals - 0.68%
Hewlett Packard Enterprise Co.	103,412	1,276,104

Total Information Technology		7,348,631

Materials - 7.13%
Chemicals - 6.01%
Ashland Global Holdings, Inc.	21,760	1,740,582
Axalta Coating Systems Ltd.A	39,603	1,068,885
Corteva, Inc.	30,299	1,207,718
Dow, Inc.	22,222	1,153,322
Eastman Chemical Co.	10,358	1,018,709
Element Solutions, Inc.	105,360	1,794,281
International Flavors & Fragrances, Inc.	10,892	1,224,043
Olin Corp.	85,290	2,039,284

		11,246,824

Containers & Packaging - 1.12%
Packaging Corp. of America	9,233	1,241,469
Sealed Air Corp.	20,444	864,168

		2,105,637

Total Materials		13,352,461

Real Estate - 5.93%
Equity Real Estate Investment Trusts (REITs) - 5.21%
American Campus Communities, Inc.	36,601	1,506,497
AvalonBay Communities, Inc.	6,396	1,046,833
EPR Properties	15,393	610,179
Lamar Advertising Co., Class A	14,949	1,207,580
MGM Growth Properties LLC, Class A	95,882	2,986,724
STAG Industrial, Inc.B	28,634	853,293

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.23% (continued)
Real Estate - 5.93% (continued)
Equity Real Estate Investment Trusts (REITs) - 5.21% (continued)
VICI Properties, Inc.	60,927	$1,540,235

		9,751,341

Real Estate Management & Development - 0.72%
Howard Hughes Corp.A	12,574	1,083,502
Realogy Holdings Corp.A B	18,521	262,998

		1,346,500

Total Real Estate		11,097,841

Utilities - 5.44%
Electric Utilities - 4.90%
Edison International	36,232	2,107,253
Entergy Corp.	20,742	1,977,335
Evergy, Inc.	36,676	1,970,602
NRG Energy, Inc.	52,767	2,185,081
Xcel Energy, Inc.	14,492	927,343

		9,167,614

Gas Utilities - 0.54%
UGI Corp.	27,907	1,004,373

Total Utilities		10,171,987

Total Common Stocks (Cost $133,938,484)		176,365,367

SHORT-TERM INVESTMENTS - 5.87% (Cost $10,977,356)
Investment Companies - 5.87%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	10,977,356	10,977,356

TOTAL INVESTMENTS - 100.10% (Cost $144,915,840)		187,342,723
LIABILITIES, NET OF OTHER ASSETS - (0.10%)		(178,650)

TOTAL NET ASSETS - 100.00%		$187,164,073

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC	- Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	43	March 2021	$10,141,374	$10,043,510	$(97,864)

			$10,141,374	$10,043,510	$(97,864)

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

Index Abbreviations:

S&P MidCap 400	Standard & Poor’s Midcap 400 Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$176,365,367	$—	$—	$176,365,367
Short-Term Investments	10,977,356	—	—	10,977,356

Total Investments in Securities - Assets	$187,342,723	$—	$—	$187,342,723

Financial Derivative Instruments - Liabilities
Futures Contracts	$(97,864)	$—	$—	$(97,864)

Total Financial Derivative Instruments - Liabilities	$(97,864)	$—	$—	$(97,864)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 97.69%
Communication Services - 1.73%
Entertainment - 0.28%
IMAX Corp.A	812,858	$15,363,016

Media - 1.33%
AMC Networks, Inc., Class AA B	41,700	2,060,814
Emerald Holding, Inc.	144,692	587,450
Entravision Communications Corp., Class A	65,576	209,843
Gray Television, Inc.A	1,096,105	18,688,590
John Wiley & Sons, Inc., Class A	76,737	3,499,975
MDC Partners, Inc., Class AA B	1,510,008	4,152,522
MSG Networks, Inc., Class AA B	494,200	8,534,834
Nexstar Media Group, Inc., Class A	61,700	7,013,439
Scholastic Corp.	155,415	4,005,045
Sinclair Broadcast Group, Inc., Class A	69,000	2,174,190
TEGNA, Inc.	1,388,414	22,256,276

		73,182,978

Wireless Telecommunication Services - 0.12%
Telephone & Data Systems, Inc.	368,848	6,915,900

Total Communication Services		95,461,894

Consumer Discretionary - 12.91%
Auto Components - 2.55%
Adient PLCA	1,032,690	33,345,560
American Axle & Manufacturing Holdings, Inc.A	3,367,448	29,667,217
Cooper Tire & Rubber Co.	290,032	10,658,676
Dana, Inc.	378,231	7,322,552
Gentherm, Inc.A	499,760	30,615,298
Goodyear Tire & Rubber Co.	527,200	5,561,960
Motorcar Parts of America, Inc.A	25,025	566,316
Standard Motor Products, Inc.	179,400	7,037,862
Stoneridge, Inc.A	146,284	4,015,496
Visteon Corp.A	90,005	11,473,837

		140,264,774

Automobiles - 0.52%
Harley-Davidson, Inc.	209,000	8,378,810
Winnebago Industries, Inc.	295,577	20,412,548

		28,791,358

Diversified Consumer Services - 0.45%
Franchise Group, Inc.	10,600	384,568
Graham Holdings Co., Class B	5,268	2,992,804
H&R Block, Inc.	1,235,366	21,285,356

		24,662,728

Hotels, Restaurants & Leisure - 0.56%
Bally’s Corp.	62,565	3,283,411
Boyd Gaming Corp.	179,240	8,094,478
Brinker International, Inc.	5,600	329,728
Cheesecake Factory, Inc.B	244,624	11,000,741
Hilton Grand Vacations, Inc.A	20,144	598,680
International Game Technology PLCB	409,200	6,592,212
Jack in the Box, Inc.	5,000	470,700
Wyndham Destinations, Inc.	10,500	464,520

		30,834,470

Household Durables - 3.47%
Cavco Industries, Inc.A	31,444	5,932,225

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Consumer Discretionary - 12.91% (continued)
Household Durables - 3.47% (continued)
Century Communities, Inc.A	127,443	$5,982,174
Ethan Allen Interiors, Inc.	28,999	685,826
Green Brick Partners, Inc.A	78,295	1,558,071
Helen of Troy Ltd.A	87,364	21,338,657
Hooker Furniture Corp.	15,947	480,483
KB Home	659,721	27,470,782
La-Z-Boy, Inc.	362,474	14,034,993
LGI Homes, Inc.A	39,090	4,171,294
M/I Homes, Inc.A	332,979	16,439,173
MDC Holdings, Inc.	167,392	8,707,732
Meritage Homes Corp.A	146,395	11,749,663
Taylor Morrison Home Corp.A	300,072	7,795,871
Tempur Sealy International, Inc.A	454,400	11,996,160
Toll Brothers, Inc.	296,293	15,140,572
TRI Pointe Homes, Inc.A	783,128	15,819,186
Whirlpool Corp.	118,231	21,883,376

		191,186,238

Internet & Direct Marketing Retail - 0.00%
PetMed Express, Inc.B	5,700	217,740

Leisure Products - 0.34%
Brunswick Corp.	46,228	3,996,873
Johnson Outdoors, Inc., Class A	4,500	490,635
Malibu Boats, Inc., Class AA	199,223	13,967,524

		18,455,032

Multiline Retail - 0.56%
Big Lots, Inc.	228,648	13,645,713
Dillard’s, Inc., Class A	108,683	9,543,454
Nordstrom, Inc.B	208,038	7,374,947

		30,564,114

Specialty Retail - 3.28%
American Eagle Outfitters, Inc.	15,200	344,888
Asbury Automotive Group, Inc.A	54,789	7,813,459
At Home Group, Inc.A	26,812	653,408
AutoNation, Inc.A	256,469	18,281,110
Bed Bath & Beyond, Inc.B	103,401	3,653,157
Buckle, Inc.	114,612	4,506,544
Camping World Holdings, Inc., Class A	243,599	8,321,342
Cato Corp., Class A	46,200	525,294
Dick’s Sporting Goods, Inc.	71,600	4,797,916
Foot Locker, Inc.	7,200	315,504
Genesco, Inc.A	18,500	717,985
Group 1 Automotive, Inc.	163,613	22,516,421
Hibbett Sports, Inc.A	9,192	518,888
MarineMax, Inc.A	39,000	1,631,370
Michaels Cos., Inc.A B	636,569	9,866,820
Murphy USA, Inc.	119,400	14,873,658
ODP Corp.	784,004	33,469,131
OneWater Marine, Inc., Class AA	15,300	494,649
Penske Automotive Group, Inc.	224,847	13,454,845
Rent-A-Center, Inc.	169,063	7,320,428
Sally Beauty Holdings, Inc.A	158,000	2,385,800
Sonic Automotive, Inc., Class A	375,417	15,365,818
Sportsman’s Warehouse Holdings, Inc.A	39,300	688,536
Tilly’s, Inc., Class A	16,900	165,620
Urban Outfitters, Inc.A	269,906	7,403,522

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Consumer Discretionary - 12.91% (continued)
Specialty Retail - 3.28% (continued)
Zumiez, Inc.A	8,041	$346,406

		180,432,519

Textiles, Apparel & Luxury Goods - 1.18%
Capri Holdings Ltd.A	219,511	9,144,828
Culp, Inc.	12,400	191,332
G-III Apparel Group Ltd.A	283,017	7,652,780
Hanesbrands, Inc.B	1,219,612	18,647,867
Oxford Industries, Inc.	110,030	7,178,357
Ralph Lauren Corp.	39,900	4,031,895
Rocky Brands, Inc.	5,700	196,422
Skechers USA, Inc., Class AA	273,367	9,425,694
Vera Bradley, Inc.A	63,100	533,195
Wolverine World Wide, Inc.	282,045	8,077,769

		65,080,139

Total Consumer Discretionary		710,489,112

Consumer Staples - 3.11%
Food & Staples Retailing - 0.48%
Andersons, Inc.	135,000	3,105,000
Chefs’ Warehouse, Inc.A	283,070	7,724,981
Ingles Markets, Inc., Class A	69,996	3,329,010
Natural Grocers by Vitamin Cottage, Inc.	22,500	374,625
SpartanNash Co.	269,985	5,000,122
Sprouts Farmers Market, Inc.A	16,400	371,460
United Natural Foods, Inc.A	224,400	6,076,752
Village Super Market, Inc., Class A	16,232	342,008
Weis Markets, Inc.	7,300	359,744

		26,683,702

Food Products - 1.85%
B&G Foods, Inc.B	107,500	4,093,600
Calavo Growers, Inc.	110,104	8,384,420
Darling Ingredients, Inc.A	608,302	37,720,807
Hain Celestial Group, Inc.A B	252,115	10,484,202
J&J Snack Foods Corp.	28,643	4,372,640
Pilgrim’s Pride Corp.A	395,337	7,661,631
SunOpta, Inc.A B	2,046,961	29,025,907

		101,743,207

Household Products - 0.41%
Central Garden & Pet Co.A	12,400	524,396
Energizer Holdings, Inc.	4,200	184,128
Spectrum Brands Holdings, Inc.	290,937	21,986,109

		22,694,633

Personal Products - 0.34%
Edgewell Personal Care Co.	222,368	7,427,091
Inter Parfums, Inc.	102,555	6,376,870
Nu Skin Enterprises, Inc., Class A	72,379	4,188,573
USANA Health Sciences, Inc.A	6,100	504,836

		18,497,370

Tobacco - 0.03%
Universal Corp.	33,099	1,518,251

Total Consumer Staples		171,137,163

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Energy - 5.49%
Energy Equipment & Services - 1.07%
Cactus, Inc., Class A	325,286	$8,522,493
ChampionX Corp.A	29,900	457,171
Core Laboratories N.V.	5,000	164,900
Dril-Quip, Inc.A	11,400	343,368
Frank’s International N.V.A	4,735,583	13,164,921
Helix Energy Solutions Group, Inc.A	2,472,717	10,187,594
Helmerich & Payne, Inc.	150,700	3,658,996
Hoegh LNG Partners LP	12,591	184,962
KLX Energy Services Holdings, Inc.A B	28,125	235,969
Liberty Oilfield Services, Inc., Class AB	46,079	553,869
NexTier Oilfield Solutions, Inc.A	1,658,211	5,505,260
NOV, Inc.	1,051,200	13,013,856
Oil States International, Inc.A	30,200	169,120
Patterson-UTI Energy, Inc.	262,600	1,614,990
ProPetro Holding Corp.A	46,526	371,743
Select Energy Services, Inc., Class AA	61,500	308,730
Solaris Oilfield Infrastructure, Inc., Class A	50,907	463,254
TechnipFMC PLC	16,200	173,178

		59,094,374

Oil, Gas & Consumable Fuels - 4.42%
Altus Midstream Co.A B	95,506	4,529,850
Antero Midstream Corp.	1,950,036	15,795,292
Apache Corp.	286,300	4,088,364
Berry Corp.	412,566	1,588,379
Bonanza Creek Energy, Inc.A	223,562	4,618,791
BP Midstream Partners LP, MLP	15,900	185,394
Cimarex Energy Co.	286,727	12,094,145
CNX Resources Corp.A	2,492,996	31,586,259
Comstock Resources, Inc.A B	732,093	3,331,023
CVR Energy, Inc.	125,809	2,151,334
Denbury, Inc.A	24,000	686,640
DHT Holdings, Inc.	975,353	5,237,646
Earthstone Energy, Inc., Class AA B	118,337	608,252
EQT Corp.	1,492,575	24,343,898
Equitrans Midstream Corp.	3,721,013	24,744,736
Green Plains, Inc.A	10,600	203,626
Hess Midstream LP, Class A	103,019	2,150,007
HollyFrontier Corp.	189,276	5,386,795
Kosmos Energy Ltd.	2,518,408	5,590,866
Magnolia Oil & Gas Corp., Class AA	37,600	318,472
Marathon Oil Corp.	379,035	2,744,213
Murphy Oil Corp.	426,802	5,279,541
Noble Midstream Partners LP, MLP	26,300	304,291
Oasis Petroleum, Inc.A	16,500	618,255
Ovintiv, Inc.	364,000	5,736,640
PDC Energy, Inc.A	387,932	8,422,004
Penn Virginia Corp.A	29,400	295,176
Range Resources Corp.	3,558,847	32,776,981
Rattler Midstream LP	34,700	331,732
Renewable Energy Group, Inc.A	95,360	8,544,256
REX American Resources Corp.A	4,701	359,626
Shell Midstream Partners LP, MLP	31,000	357,740
Southwestern Energy Co.A	1,418,078	5,346,154
Viper Energy Partners LP	232,083	3,188,820
Whiting Petroleum Corp.A	444,060	9,032,180

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Energy - 5.49% (continued)
Oil, Gas & Consumable Fuels - 4.42% (continued)
World Fuel Services Corp.	340,729	$10,422,900

		243,000,278

Total Energy		302,094,652

Financials - 26.39%
Banks - 14.63%
1st Source Corp.	8,056	317,004
Amalgamated Bank, Class A	17,134	251,184
Ameris Bancorp	310,300	12,135,833
Associated Banc-Corp	1,421,045	25,493,547
Atlantic Union Bankshares Corp.	30,000	985,200
Banc of California, Inc.	90,145	1,518,943
BancorpSouth Bank	154,706	4,277,621
Bank of NT Butterfield & Son Ltd.	973,033	29,589,934
Bank OZK	261,291	9,709,574
BankUnited, Inc.	53,129	1,840,920
Banner Corp.	158,491	7,010,057
Bar Harbor Bankshares	12,094	260,142
Berkshire Hills Bancorp, Inc.	36,200	600,196
BOK Financial Corp.	5,400	398,844
Boston Private Financial Holdings, Inc.	423,821	5,166,378
Brookline Bancorp, Inc.	38,933	490,166
Bryn Mawr Bank Corp.	7,586	235,773
Cadence BanCorp	72,700	1,302,784
Camden National Corp.	4,974	186,774
Cathay General Bancorp	495,946	16,772,894
Central Pacific Financial Corp.	271,457	5,396,565
CIT Group, Inc.	17,000	627,300
Civista Bancshares, Inc.	10,300	175,615
CNB Financial Corp.	8,500	178,755
Columbia Banking System, Inc.	403,443	15,540,624
Community Trust Bancorp, Inc.	11,173	407,368
ConnectOne Bancorp, Inc.	23,792	505,580
CrossFirst Bankshares, Inc.A	28,800	331,200
Customers Bancorp, Inc.A	29,981	666,178
CVB Financial Corp.	162,960	3,166,313
Dime Community Bancshares, Inc.	52,943	952,599
Eagle Bancorp, Inc.	15,298	650,012
Enterprise Financial Services Corp.	41,677	1,471,615
Equity Bancshares, Inc., Class AA	18,000	397,440
FB Financial Corp.	14,115	527,336
Financial Institutions, Inc.	14,988	343,075
First BanCorp	246,473	6,686,333
First Busey Corp.	77,721	1,606,493
First Business Financial Services, Inc.	9,659	186,032
First Citizens BancShares, Inc., Class A	9,702	5,782,295
First Financial Bancorp	25,289	463,294
First Financial Corp.	12,544	481,564
First Hawaiian, Inc.	1,266,147	29,437,918
First Horizon National Corp.	929,906	12,916,394
First Internet Bancorp	11,352	347,598
First Interstate BancSystem, Inc., Class A	237,982	9,200,384
First Merchants Corp.	122,974	4,632,431
First Midwest Bancorp, Inc.	856,366	14,155,730
First of Long Island Corp.	18,900	316,197
Flushing Financial Corp.	36,139	660,621

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Financials - 26.39% (continued)
Banks - 14.63% (continued)
FNB Corp.	1,052,466	$10,377,315
Fulton Financial Corp.	1,412,041	18,921,349
Great Southern Bancorp, Inc.	17,290	850,149
Great Western Bancorp, Inc.	29,359	704,616
Hancock Whitney Corp.	413,711	14,124,094
Hanmi Financial Corp.	54,653	755,304
Harborone Bancorp, Inc.A	456,736	4,960,153
Heartland Financial USA, Inc.	42,652	1,819,534
Heritage Commerce Corp.	377,634	3,315,627
Heritage Financial Corp.	203,876	4,811,474
Hilltop Holdings, Inc.	773,833	23,245,943
Home BancShares, Inc.	409,814	8,688,057
HomeTrust Bancshares, Inc.	9,393	197,253
Hope Bancorp, Inc.	55,722	622,972
Horizon Bancorp, Inc.	20,224	320,146
Independent Bank Group, Inc.	106,805	6,559,963
International Bancshares Corp.	136,633	5,166,094
Investors Bancorp, Inc.	1,978,976	22,778,014
Lakeland Bancorp, Inc.	96,283	1,262,270
Live Oak Bancshares, Inc.	10,877	433,775
Mercantile Bank Corp.	12,000	325,800
Metropolitan Bank Holding Corp.A	8,900	352,974
Midland States Bancorp, Inc.	30,270	556,665
MidWestOne Financial Group, Inc.	12,716	312,686
National Bank Holdings Corp., Class A	318,197	10,586,414
Northrim BanCorp, Inc.	5,586	179,422
OceanFirst Financial Corp.	25,611	465,096
OFG Bancorp	1,493,226	25,653,623
Old National Bancorp	1,497,620	25,145,040
Orrstown Financial Services, Inc.	9,916	171,646
Pacific Premier Bancorp, Inc.	45,947	1,527,738
PacWest Bancorp	23,000	694,370
Peapack Gladstone Financial Corp.	22,022	517,957
People’s United Financial, Inc.	628,415	8,584,149
Peoples Bancorp, Inc.	6,400	195,200
Pinnacle Financial Partners, Inc.	194,028	13,296,739
Popular, Inc.	808,244	45,867,847
Preferred Bank	10,100	487,729
Prosperity Bancshares, Inc.	579,760	39,099,014
RBB Bancorp	16,427	272,688
Renasant Corp.	95,435	3,378,399
Republic Bancorp, Inc., Class A	32,537	1,174,260
S&T Bancorp, Inc.	24,400	619,760
Sandy Spring Bancorp, Inc.	5,485	182,267
Seacoast Banking Corp. of FloridaA	823,094	25,063,212
Sierra Bancorp	7,600	166,212
Silvergate Capital Corp., Class AA	123,384	11,482,115
Simmons First National Corp., Class A	167,014	4,125,246
South State Corp.	43,015	2,999,866
Southern National Bancorp of Virginia, Inc.	27,045	326,433
Sterling Bancorp	74,100	1,367,886
Synovus Financial Corp.	74,300	2,763,960
TCF Financial Corp.	185,138	7,194,463
Texas Capital Bancshares, Inc.A	601,281	36,209,142
Towne Bank	20,300	470,960
TriCo Bancshares	4,820	179,786
TriState Capital Holdings, Inc.A	17,500	321,125

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Financials - 26.39% (continued)
Banks - 14.63% (continued)
Trustmark Corp.	137,373	$3,773,636
UMB Financial Corp.	419,744	29,789,232
Umpqua Holdings Corp.	2,754,562	39,968,695
United Bankshares, Inc.	150,042	4,750,330
United Community Banks, Inc.	459,214	13,698,354
Univest Financial Corp.	15,752	353,632
Valley National Bancorp	670,052	6,841,231
Veritex Holdings, Inc.	499,911	12,777,725
Washington Trust Bancorp, Inc.	8,100	352,998
Webster Financial Corp.	505,531	23,633,574
WesBanco, Inc.	247,344	7,172,976
Western Alliance Bancorp	185,787	12,666,958
Wintrust Financial Corp.	174,965	10,531,143

		805,297,102

Capital Markets - 3.38%
Affiliated Managers Group, Inc.	186,821	20,585,806
AllianceBernstein Holding LP, MLP	199,589	7,055,471
BrightSphere Investment Group, Inc.	222,966	4,086,967
Cohen & Steers, Inc.	72,526	4,750,453
Cowen, Inc., Class A	24,300	611,145
Diamond Hill Investment Group, Inc.	2,500	370,575
Evercore, Inc., Class A	437,612	47,743,469
Federated Hermes, Inc.	499,687	13,491,549
Greenhill & Co., Inc.	43,152	500,995
Lazard Ltd., Class A	451,498	18,601,718
LPL Financial Holdings, Inc.	87,645	9,495,459
Piper Sandler Cos.	29,860	2,727,114
Stifel Financial Corp.	905,664	46,931,508
Stonex Group, Inc.A	48,055	2,571,904
Victory Capital Holdings, Inc., Class AB	63,324	1,343,735
Virtus Investment Partners, Inc.	19,012	3,992,520
WisdomTree Investments, Inc.	276,960	1,477,582

		186,337,970

Consumer Finance - 1.37%
Encore Capital Group, Inc.A	77,782	2,310,125
Enova International, Inc.A	50,000	1,130,000
Navient Corp.	305,819	3,441,993
Nelnet, Inc., Class A	56,849	3,910,643
PRA Group, Inc.A	591,779	19,510,954
PROG Holdings, Inc.	296,455	13,986,747
SLM Corp.	2,239,346	31,082,122

		75,372,584

Diversified Financial Services - 0.37%
dMY Technology Group, Inc., Class AA B	116,236	2,411,897
Jefferies Financial Group, Inc.	661,438	15,444,577
Star Peak Energy Transition Corp., Class AA	84,588	2,292,335

		20,148,809

Insurance - 3.80%
Ambac Financial Group, Inc.A	32,769	472,529
American Equity Investment Life Holding Co.	607,429	17,730,852
Argo Group International Holdings Ltd.	256,179	10,336,823
Axis Capital Holdings Ltd.	222,519	10,213,622
Brighthouse Financial, Inc.A	184,204	6,513,453
CNO Financial Group, Inc.	1,964,157	41,659,770
Employers Holdings, Inc.	15,799	481,869

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Financials - 26.39% (continued)
Insurance - 3.80% (continued)
Enstar Group Ltd.A	255,322	$51,118,018
Global Indemnity Group LLC, Class A	367,928	10,026,038
Hanover Insurance Group, Inc.	5,700	641,079
Horace Mann Educators Corp.	278,634	10,914,094
James River Group Holdings Ltd.	7,300	324,704
Kemper Corp.	91,048	6,405,227
Mercury General Corp.	275,100	14,583,051
National Western Life Group, Inc., Class A	8,381	1,508,580
ProAssurance Corp.	27,967	512,635
Safety Insurance Group, Inc.	20,837	1,530,269
Selective Insurance Group, Inc.	120,467	7,827,946
State Auto Financial Corp.	18,900	312,606
Stewart Information Services Corp.	50,970	2,363,989
Third Point Reinsurance Ltd.A	51,797	478,086
Unum Group	579,142	13,453,469

		209,408,709

Mortgage Real Estate Investment Trusts (REITs) - 0.16%
Apollo Commercial Real Estate Finance, Inc.	14,600	163,228
Arlington Asset Investment Corp., Class A	49,100	177,742
Colony Credit Real Estate, Inc.	58,956	465,752
Granite Point Mortgage Trust, Inc.	17,000	158,440
Great Ajax Corp.	35,364	348,335
MFA Financial, Inc.	45,600	165,984
New Residential Investment Corp.	745,014	6,995,682
TPG RE Finance Trust, Inc.	15,400	150,458

		8,625,621

Thrifts & Mortgage Finance - 2.68%
America First Multifamily Investors LP, MLP	46,700	209,216
Axos Financial, Inc.A	345,534	13,458,549
Bridgewater Bancshares, Inc.A	14,700	188,748
Essent Group Ltd.	461,029	19,284,843
Federal Agricultural Mortgage Corp., Class C	6,600	501,600
Flagstar Bancorp, Inc.	141,250	6,052,563
FS Bancorp, Inc.	3,233	173,353
HomeStreet, Inc.	41,611	1,514,640
Luther Burbank Corp.	275,313	2,695,314
Meridian Bancorp, Inc.	12,157	184,179
MGIC Investment Corp.	4,121,834	48,307,895
Mr Cooper Group, Inc.A	127,300	3,466,379
NMI Holdings, Inc., Class AA	547,700	11,616,717
Northfield Bancorp, Inc.	25,926	320,445
PennyMac Financial Services, Inc.	179,560	10,414,480
Premier Financial Corp.	13,300	369,208
Provident Financial Services, Inc.	136,200	2,522,424
Radian Group, Inc.	463,436	8,897,971
Southern Missouri Bancorp, Inc.	5,978	183,226
Territorial Bancorp, Inc.	7,526	179,570
TrustCo Bank Corp.	70,887	440,917
Walker & Dunlop, Inc.	77,150	6,350,988
Washington Federal, Inc.	263,797	6,906,206
WSFS Financial Corp.	70,600	3,033,682

		147,273,113

Total Financials		1,452,463,908

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Health Care - 4.07%
Biotechnology - 0.40%
Coherus Biosciences, Inc.A B	292,467	$5,498,380
Emergent BioSolutions, Inc.A	151,816	16,221,539
Vanda Pharmaceuticals, Inc.A	23,700	339,858

		22,059,777

Health Care Equipment & Supplies - 0.43%
Integer Holdings Corp.A	150,400	11,099,520
Invacare Corp.	607,527	5,686,453
NuVasive, Inc.A	125,360	6,736,846

		23,522,819

Health Care Providers & Services - 2.50%
Acadia Healthcare Co., Inc.A	186,645	9,459,169
AdaptHealth Corp.A	239,063	9,148,941
AMN Healthcare Services, Inc.A	387,642	27,956,741
Encompass Health Corp.	278,343	22,378,777
Hanger, Inc.A	640,205	13,117,801
MEDNAX, Inc.A	14,200	387,234
R1 RCM, Inc.A	719,580	18,155,003
Select Medical Holdings Corp.A	995,014	25,571,860
Triple-S Management Corp., Class BA	487,700	11,426,811

		137,602,337

Health Care Technology - 0.45%
Evolent Health, Inc., Class AA	579,326	9,889,095
NextGen Healthcare, Inc.A	245,203	4,850,115
Omnicell, Inc.A	85,921	10,121,494

		24,860,704

Pharmaceuticals - 0.29%
Amneal Pharmaceuticals, Inc.A	160,900	773,929
Collegium Pharmaceutical, Inc.A	166,885	4,028,604
Pacira BioSciences, Inc.A	63,031	4,165,088
Supernus Pharmaceuticals, Inc.A	215,500	6,333,545
Taro Pharmaceutical Industries Ltd.A	9,098	679,985

		15,981,151

Total Health Care		224,026,788

Industrials - 19.41%
Aerospace & Defense - 0.96%
AAR Corp.	297,900	9,994,545
AeroVironment, Inc.A	104,927	12,042,472
Curtiss-Wright Corp.	73,348	7,612,789
Hexcel Corp.	85,582	3,736,510
Kaman Corp.	52,360	2,636,850
Moog, Inc., Class A	6,500	480,155
National Presto Industries, Inc.	5,588	499,623
Parsons Corp.A	305,100	10,879,866
Spirit AeroSystems Holdings, Inc., Class A	121,474	4,114,324
Vectrus, Inc.A	12,663	650,878

		52,648,012

Air Freight & Logistics - 0.60%
Air Transport Services Group, Inc.A	793,854	20,171,830
Atlas Air Worldwide Holdings, Inc.A	90,065	4,667,168
Echo Global Logistics, Inc.A	148,039	3,897,867
Forward Air Corp.	4,200	301,098

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Industrials - 19.41% (continued)
Air Freight & Logistics - 0.60% (continued)
Hub Group, Inc., Class AA	71,628	$3,769,782

		32,807,745

Airlines - 0.36%
JetBlue Airways Corp.A	440,500	6,316,770
SkyWest, Inc.	246,700	9,618,833
Spirit Airlines, Inc.A	149,200	3,870,248

		19,805,851

Building Products - 2.01%
Apogee Enterprises, Inc.	795,212	27,911,941
Armstrong Flooring, Inc.A	509,170	1,914,479
Builders FirstSource, Inc.A	349,918	13,384,364
Gibraltar Industries, Inc.A	388,845	34,852,177
Griffon Corp.	120,900	2,715,414
Masonite International Corp.A	6,512	647,944
Resideo Technologies, Inc.A	296,364	6,846,008
UFP Industries, Inc.	416,534	22,467,844

		110,740,171

Commercial Services & Supplies - 0.90%
ABM Industries, Inc.	9,400	345,356
ACCO Brands Corp.	337,177	2,727,762
Covanta Holding Corp.	113,030	1,599,374
Ennis, Inc.	27,495	500,409
Harsco Corp.A	1,273,419	21,176,958
Herman Miller, Inc.	271,832	9,310,246
Interface, Inc.	62,580	628,303
Kimball International, Inc., Class B	26,900	325,221
Knoll, Inc.	43,184	646,033
McGrath RentCorp	130,300	9,093,637
Quad/Graphics, Inc.	514,469	2,407,715
Steelcase, Inc., Class A	51,211	662,158
US Ecology, Inc.	5,000	165,000

		49,588,172

Construction & Engineering - 3.67%
Comfort Systems USA, Inc.	9,000	498,870
Construction Partners, Inc., Class AA	172,287	4,896,397
Dycom Industries, Inc.A	154,148	12,507,569
EMCOR Group, Inc.	394,990	34,877,617
Fluor Corp.	1,648,089	28,495,459
Granite Construction, Inc.B	293,953	8,703,948
Great Lakes Dredge & Dock Corp.A	314,800	4,290,724
MasTec, Inc.A	136,803	10,554,351
Matrix Service Co.A	247,093	2,913,226
MYR Group, Inc.A	5,250	291,953
Primoris Services Corp.	1,497,032	43,571,116
Sterling Construction Co., Inc.A	14,400	294,768
Tutor Perini Corp.A	188,474	2,808,263
Valmont Industries, Inc.	48,836	9,421,441
WillScot Mobile Mini Holdings Corp.A	1,592,701	37,762,941

		201,888,643

Electrical Equipment - 0.98%
Acuity Brands, Inc.	3,000	360,720
Atkore International Group, Inc.A	3,500	155,260
AZZ, Inc.	14,245	677,920
Encore Wire Corp.	302,053	17,443,561
EnerSys	192,791	15,853,204

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Industrials - 19.41% (continued)
Electrical Equipment - 0.98% (continued)
GrafTech International Ltd.	1,040,777	$10,095,537
Powell Industries, Inc.	11,800	338,306
Preformed Line Products Co.	4,997	321,257
Regal Beloit Corp.	63,999	8,030,594
Thermon Group Holdings, Inc.A	40,997	598,146

		53,874,505

Industrial Conglomerates - 0.02%
Raven Industries, Inc.	38,325	1,236,748

Machinery - 7.06%
Allison Transmission Holdings, Inc.	1,064,261	43,315,423
Astec Industries, Inc.	134,230	7,982,658
Blue Bird Corp.A	29,617	607,148
Colfax Corp.A	736,602	27,342,666
Crane Co.	237,205	17,951,674
Energy Recovery, Inc.A B	354,986	4,913,006
Enerpac Tool Group Corp.	918,899	18,626,083
EnPro Industries, Inc.	392,330	28,322,303
Federal Signal Corp.	998,516	32,641,488
Flowserve Corp.	8,900	316,484
Gorman-Rupp Co.	59,675	1,879,762
Graham Corp.	12,392	182,906
Greenbrier Cos., Inc.	1,289,166	46,642,026
Hillenbrand, Inc.	469,486	19,295,875
Hyster-Yale Materials Handling, Inc.	89,030	7,986,881
Kennametal, Inc.	942,136	35,688,112
Lindsay Corp.	54,704	7,649,260
Meritor, Inc.A	470,723	12,149,361
Miller Industries, Inc.	230,183	9,179,698
Mueller Industries, Inc.	10,000	341,500
Mueller Water Products, Inc., Class A	29,620	355,144
Oshkosh Corp.	94,510	8,656,171
Rexnord Corp.	247,181	9,358,273
Shyft Group, Inc.	301,600	9,108,320
Timken Co.	262,332	19,848,039
TriMas Corp.A	100,034	3,166,076
Trinity Industries, Inc.B	269,130	7,484,505
Wabash National Corp.	469,903	7,494,953

		388,485,795

Marine - 0.39%
Kirby Corp.A	270,511	13,731,138
Matson, Inc.	134,443	8,039,692

		21,770,830

Professional Services - 0.78%
BGSF, Inc.	14,200	179,204
CBIZ, Inc.A	12,400	321,284
FTI Consulting, Inc.A	3,000	329,910
GP Strategies Corp.A	23,299	281,452
Heidrick & Struggles International, Inc.	21,100	615,276
Hudson Global, Inc.A	61,058	969,601
Huron Consulting Group, Inc.A	127,514	6,753,142
Kelly Services, Inc., Class A	172,058	3,358,572
Kforce, Inc.	4,300	183,395
Korn Ferry	636,029	29,002,922
Resources Connection, Inc.	41,587	479,914

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Industrials - 19.41% (continued)
Professional Services - 0.78% (continued)
TrueBlue, Inc.A	34,800	$646,932

		43,121,604

Road & Rail - 0.24%
ArcBest Corp.	174,934	8,108,191
Schneider National, Inc., Class B	8,500	178,500
Universal Logistics Holdings, Inc.	14,700	311,640
Werner Enterprises, Inc.	124,549	4,887,303

		13,485,634

Trading Companies & Distributors - 1.44%
Air Lease Corp.	303,230	12,017,005
Beacon Roofing Supply, Inc.A	230,639	9,172,513
Boise Cascade Co.	130,113	6,197,282
DXP Enterprises, Inc.A	25,300	586,707
GATX Corp.B	35,091	3,256,445
GMS, Inc.A	121,284	3,516,023
H&E Equipment Services, Inc.	6,000	164,880
MSC Industrial Direct Co., Inc., Class A	94,061	7,296,312
NOW, Inc.A	324,396	2,689,243
Rush Enterprises, Inc., Class A	320,260	13,447,717
Triton International Ltd.	280,761	13,010,465
Univar Solutions, Inc.A	385,610	7,168,490
WESCO International, Inc.A	8,055	613,066

		79,136,148

Total Industrials		1,068,589,858

Information Technology - 12.78%
Communications Equipment - 1.31%
ADTRAN, Inc.	346,373	5,957,616
Calix, Inc.A	325,910	9,842,482
Casa Systems, Inc.A	239,187	1,844,132
Ciena Corp.A	415,844	22,201,911
CommScope Holding Co., Inc.A	337,869	4,963,296
Comtech Telecommunications Corp.	30,500	650,870
Infinera Corp.A B	1,687,883	16,625,647
NETGEAR, Inc.A	241,687	10,003,425

		72,089,379

Electronic Equipment, Instruments & Components - 4.16%
Arrow Electronics, Inc.A	46,200	4,510,506
Avnet, Inc.	542,237	19,146,388
Belden, Inc.	188,459	8,902,803
Benchmark Electronics, Inc.	73,000	1,849,090
Coherent, Inc.A	98,558	19,794,389
ePlus, Inc.A	3,700	310,948
FabrinetA	171,729	13,556,287
FARO Technologies, Inc.A	345,847	24,406,423
II-VI, Inc.A B	567,156	47,680,805
Insight Enterprises, Inc.A	109,644	8,343,908
Jabil, Inc.	184,493	7,632,475
Kimball Electronics, Inc.A	19,259	369,195
Methode Electronics, Inc.	148,269	5,597,155
PC Connection, Inc.	9,910	486,482
Plexus Corp.A	2,200	169,224
Rogers Corp.A	157,649	24,604,279
Sanmina Corp.A	374,985	11,662,034
ScanSource, Inc.A	133,166	3,221,286

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Information Technology - 12.78% (continued)
Electronic Equipment, Instruments & Components - 4.16% (continued)
TTM Technologies, Inc.A	213,800	$2,867,058
Vishay Intertechnology, Inc.	685,270	14,767,568
Vishay Precision Group, Inc.A	288,146	9,217,791

		229,096,094

IT Services - 2.69%
Alliance Data Systems Corp.	66,800	4,519,020
BM Technologies, Inc.A	7,860	113,813
Cass Information Systems, Inc.	15,100	613,060
Conduent, Inc.A	419,100	2,020,062
CSG Systems International, Inc.	262,482	11,310,349
Euronet Worldwide, Inc.A	257,800	32,214,688
ExlService Holdings, Inc.A	148,600	11,394,648
KBR, Inc.	2,132,377	61,945,552
MAXIMUS, Inc.	126,408	9,488,185
NIC, Inc.	260,370	7,009,160
Science Applications International Corp.	70,708	6,790,089
Sykes Enterprises, Inc.A	12,500	482,375

		147,901,001

Semiconductors & Semiconductor Equipment - 3.67%
Advanced Energy Industries, Inc.A	73,701	7,560,249
Amkor Technology, Inc.	831,700	12,907,984
Brooks Automation, Inc.	468,064	35,460,529
Canadian Solar, Inc.A B	49,426	2,706,073
Cohu, Inc.	866,761	35,259,837
Diodes, Inc.A	1,128,885	79,902,480
First Solar, Inc.A	39,572	3,923,564
NVE Corp.	5,400	345,006
Onto Innovation, Inc.A	140,384	7,587,755
Photronics, Inc.A	1,307,169	14,509,576
Ultra Clean Holdings, Inc.	48,982	1,910,607

		202,073,660

Software - 0.82%
A10 Networks, Inc.A	200,010	1,986,099
ChannelAdvisor Corp.A	223,625	4,584,312
Cloudera, Inc.A B	1,197,813	18,290,605
Ebix, Inc.	55,882	2,909,776
Mimecast Ltd.A	101,858	4,386,005
Progress Software Corp.	205,927	8,274,147
Verint Systems, Inc.A	58,612	4,327,324
Xperi Holding Corp.	31,600	608,616

		45,366,884

Technology Hardware, Storage & Peripherals - 0.13%
3D Systems Corp.A	114,757	4,078,464
Diebold Nixdorf, Inc.A	30,800	420,728
Super Micro Computer, Inc.A	76,900	2,383,900

		6,883,092

Total Information Technology		703,410,110

Materials - 4.61%
Chemicals - 1.18%
American Vanguard Corp.	28,496	471,609
Cabot Corp.	166,984	7,332,267
Chase Corp.	25,070	2,513,017
Chemours Co.	575,308	15,153,613
Ferro Corp.A	67,087	925,130

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Materials - 4.61% (continued)
Chemicals - 1.18% (continued)
FutureFuel Corp.	14,100	$187,530
Hawkins, Inc.	3,500	192,255
HB Fuller Co.	3,500	178,115
Kraton Corp.A	128,396	3,605,360
Livent Corp.A B	772,703	14,078,648
Minerals Technologies, Inc.	191,953	11,830,063
PQ Group Holdings, Inc.	22,800	314,184
Stepan Co.	19,529	2,200,528
Tredegar Corp.	21,300	310,767
Trinseo S.A.	12,300	625,209
Tronox Holdings PLC, Class AA	287,500	4,413,125
Westlake Chemical Partners LP, MLP	17,200	409,704
WR Grace & Co.	2,800	162,456

		64,903,580

Construction Materials - 0.15%
Eagle Materials, Inc.	74,259	8,170,718

Containers & Packaging - 0.30%
Graphic Packaging Holding Co.	746,500	11,690,190
Greif, Inc., Class A	108,148	4,883,964

		16,574,154

Metals & Mining - 2.78%
Alamos Gold, Inc., Class A	1,800,642	14,405,136
Alcoa Corp.A	355,923	6,406,614
Allegheny Technologies, Inc.A	1,834,319	31,201,766
Carpenter Technology Corp.	517,093	16,153,985
Coeur Mining, Inc.A	637,254	5,767,149
Commercial Metals Co.	764,670	15,056,352
Elah Holdings, Inc.A	3,535	275,730
Ferroglobe PLCA	1,895,205	3,354,513
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	—
Hecla Mining Co.	458,650	2,609,719
Kaiser Aluminum Corp.	6,747	584,965
Materion Corp.	291,453	19,874,180
MP Materials Corp.A	261,002	7,613,428
Pan American Silver Corp.	91,442	2,968,207
Schnitzer Steel Industries, Inc., Class A	531,146	15,679,430
Warrior Met Coal, Inc.	161,318	3,713,540
Worthington Industries, Inc.	146,360	7,660,483

		153,325,197

Paper & Forest Products - 0.20%
Domtar Corp.	182,042	5,455,799
Glatfelter Corp.	10,700	167,455
Mercer International, Inc.	34,638	391,409
Schweitzer-Mauduit International, Inc.	128,251	4,763,242

		10,777,905

Total Materials		253,751,554

Real Estate - 4.68%
Equity Real Estate Investment Trusts (REITs) - 4.23%
Agree Realty Corp.	120,318	7,604,098
Alexander’s, Inc.	2,000	534,400
Apple Hospitality REIT, Inc.	307,529	3,837,962
Brandywine Realty Trust	1,234,539	13,579,929
CareTrust REIT, Inc.	761,428	17,101,673

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Real Estate - 4.68% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.23% (continued)
DiamondRock Hospitality Co.	836,011	$6,855,290
Equity Commonwealth	217,663	6,205,572
Highwoods Properties, Inc.	58,986	2,211,385
Industrial Logistics Properties Trust	175,649	3,725,515
Kite Realty Group Trust	323,281	5,153,099
Lexington Realty Trust	2,381,592	24,411,318
MGM Growth Properties LLC, Class A	111,596	3,476,216
Outfront Media, Inc.	449,853	8,200,820
Pebblebrook Hotel Trust	428,574	7,877,190
Physicians Realty Trust	581,381	10,249,747
Piedmont Office Realty Trust, Inc., Class A	972,125	14,951,283
PotlatchDeltic Corp.	375,662	17,941,617
Rayonier, Inc.	236,060	7,258,845
Retail Opportunity Investments Corp.	366,848	5,168,888
Ryman Hospitality Properties, Inc.	157,307	10,201,359
Seritage Growth Properties, Class AA B	1,141,845	20,336,260
STAG Industrial, Inc.B	145,212	4,327,318
Sunstone Hotel Investors, Inc.	899,660	9,626,362
Terreno Realty Corp.	124,985	7,071,651
Urban Edge Properties	544,828	7,513,178
Weingarten Realty Investors	327,581	7,373,848

		232,794,823

Real Estate Management & Development - 0.45%
Howard Hughes Corp.A	56,439	4,863,348
Newmark Group, Inc., Class A	1,111,484	7,513,632
RE/MAX Holdings, Inc., Class A	4,400	159,368
Realogy Holdings Corp.A B	161,730	2,296,566
RMR Group, Inc., Class A	273,300	10,079,304

		24,912,218

Total Real Estate		257,707,041

Utilities - 2.51%
Electric Utilities - 0.82%
ALLETE, Inc.	90,128	5,663,643
IDACORP, Inc.	60,415	5,334,644
Otter Tail Corp.	16,700	662,823
PNM Resources, Inc.	14,201	689,033
Portland General Electric Co.	771,434	32,623,944

		44,974,087

Gas Utilities - 0.56%
Chesapeake Utilities Corp.	64,675	6,559,985
National Fuel Gas Co.	80,876	3,256,068
South Jersey Industries, Inc.	32,494	750,611
Southwest Gas Holdings, Inc.	308,629	18,505,395
Spire, Inc.	11,399	697,505
Star Group LP	30,119	287,938
Suburban Propane Partners LP, MLP	45,371	696,445

		30,753,947

Independent Power & Renewable Electricity Producers - 0.25%
Clearway Energy, Inc., Class C	444,292	13,764,166

Multi-Utilities - 0.88%
Avista Corp.	905,835	33,950,696

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Utilities - 2.51% (continued)
Multi-Utilities - 0.88% (continued)
NorthWestern Corp.	271,259	$14,775,478

		48,726,174

Total Utilities		138,218,374

Total Common Stocks (Cost $4,180,042,575)		5,377,350,454

EXCHANGE-TRADED INSTRUMENTS - 0.02% (Cost $731,906)
Exchange-Traded Funds - 0.02%
iShares Russell 2000 Value ETFB	5,784	800,505

SHORT-TERM INVESTMENTS - 2.35% (Cost $129,421,147)
Investment Companies - 2.35%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	129,421,147	129,421,147

SECURITIES LENDING COLLATERAL - 0.29% (Cost $16,034,878)
Investment Companies - 0.29%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	16,034,878	16,034,878

TOTAL INVESTMENTS - 100.35% (Cost $4,326,230,506)		5,523,606,984
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(18,994,320)

TOTAL NET ASSETS - 100.00%		$5,504,612,664

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.

C	Value was determined using significant unobservable inputs.

D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E	The Fund is affiliated by having the same investment advisor.

F	7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	1,192	March 2021	$127,508,549	$123,264,720	$(4,243,829)

			$127,508,549	$123,264,720	$(4,243,829)

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$5,377,350,454	$—	$0	(1)	$5,377,350,454
Exchange-Traded Instruments	800,505	—	—		800,505
Short-Term Investments	129,421,147	—	—		129,421,147
Securities Lending Collateral	16,034,878	—	—		16,034,878

Total Investments in Securities - Assets	$5,523,606,984	$—	$—		$5,523,606,984

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,243,829)	$—	$—		$(4,243,829)

Total Financial Derivative Instruments - Liabilities	$(4,243,829)	$—	$—		$(4,243,829)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
Australia - 2.39% (Cost $5,341,032)
Common Stocks - 2.39%
BHP Group Ltd., Sponsored ADRA	129,200	$8,627,976

Belgium - 2.24% (Cost $6,805,705)
Common Stocks - 2.24%
Groupe Bruxelles Lambert S.A.B	81,712	8,100,115

Canada - 4.28%
Common Stocks - 4.28%
Imperial Oil Ltd.A	230,000	4,374,600
Nutrien Ltd.	106,000	5,212,020
Restaurant Brands International, Inc.	101,700	5,868,090

Total Common Stocks		15,454,710

Total Canada (Cost $14,345,487)		15,454,710

China - 4.84%
Common Stocks - 4.84%
Alibaba Group Holding Ltd., Sponsored ADRC	25,405	6,448,551
Shangri-La Asia Ltd.B C	1,900,000	1,632,249
Tencent Holdings Ltd., ADR	105,400	9,413,274

Total Common Stocks		17,494,074

Total China (Cost $10,931,736)		17,494,074

France - 14.32%
Common Stocks - 14.32%
Accor S.A.B C	135,000	4,522,362
Bollore S.A.B	2,008,304	8,145,299
Bureau Veritas S.A.B C	337,398	8,872,232
Danone S.A.B	57,400	3,824,282
EssilorLuxottica S.A.B	64,500	9,147,199
SanofiB	86,081	8,087,619
Vivendi S.A.B	296,700	9,103,431

Total Common Stocks		51,702,424

Total France (Cost $46,367,497)		51,702,424

Germany - 17.45%
Common Stocks - 15.24%
adidas AGB C	22,200	7,056,435
Continental AGB	13,100	1,841,468
Duerr AGB	148,982	6,066,685
GEA Group AGB	105,064	3,645,934
Infineon Technologies AGB	277,400	11,156,396
KION Group AGB	48,888	4,233,727
Siemens AG, Sponsored ADR	152,400	11,788,140
Software AGB	128,100	5,202,926
Wacker Neuson SEB C	201,736	4,058,730

Total Common Stocks		55,050,441

Preferred Stocks - 2.21%
Henkel AG & Co. KGaAB D	76,800	7,976,772

Total Germany (Cost $44,440,072)		63,027,213

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
Ireland - 2.69% (Cost $7,725,545)
Common Stocks - 2.69%
CRH PLCB C	235,575	$9,701,684

Japan - 23.16%
Common Stocks - 23.16%
Amano Corp.B	329,103	7,596,791
Asahi Group Holdings Ltd.B	140,000	5,697,667
FANUC Corp.B	43,900	11,528,439
Hitachi Ltd.B	259,868	10,733,581
Hoya Corp.B	55,600	7,110,332
Kao Corp.B	74,200	5,400,721
Makita Corp.B	156,500	7,465,976
Rohm Co., Ltd.B	74,100	7,543,521
Sony Corp., Sponsored ADRA	95,600	9,149,876
TBS Holdings, Inc.B	304,900	5,956,409
Toyota Industries Corp.B	69,000	5,443,160

Total Common Stocks		83,626,473

Total Japan (Cost $59,234,109)		83,626,473

Mexico - 2.13%
Common Stocks - 2.13%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	63,400	4,314,370
Grupo Televisa SAB, ADRC	450,000	3,379,500

Total Common Stocks		7,693,870

Total Mexico (Cost $7,905,254)		7,693,870

Republic of Korea - 3.22% (Cost $5,361,805)
Preferred Stocks - 3.22%
Samsung Electronics Co., Ltd.B D	178,800	11,647,949

South Africa - 0.51% (Cost $1,904,405)
Common Stocks - 0.51%
Impala Platinum Holdings Ltd.B	135,000	1,833,776

Spain - 1.51% (Cost $5,575,546)
Common Stocks - 1.51%
Applus Services S.A.B C	543,413	5,438,560

Switzerland - 7.12%
Common Stocks - 7.12%
Alcon, Inc.A C	103,000	7,386,130
Novartis AG, Sponsored ADR	78,000	7,056,660
Roche Holding AGB	10,900	3,757,039
UBS Group AGA C	522,460	7,518,199

Total Common Stocks		25,718,028

Total Switzerland (Cost $20,849,949)		25,718,028

Taiwan - 0.88% (Cost $1,158,352)
Common Stocks - 0.88%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	26,100	3,171,672

United Kingdom - 10.71%
Common Stocks - 10.71%
BP PLC, Sponsored ADR	258,000	5,732,760
Diageo PLC, Sponsored ADR	54,200	8,686,634
HSBC Holdings PLC, ADRA C	200,000	5,230,000

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
United Kingdom - 10.71% (continued)
Common Stocks - 10.71% (continued)
IMI PLCB	324,800	$5,536,508
Johnson Matthey PLCB	80,000	3,230,446
Smiths Group PLCB	432,400	8,391,347
Unilever PLC, Sponsored ADR	32,000	1,866,880

Total Common Stocks		38,674,575

Total United Kingdom (Cost $33,930,309)		38,674,575

SHORT-TERM INVESTMENTS - 1.28% (Cost $4,625,449)
Investment Companies - 1.28%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	4,625,449	4,625,449

TOTAL INVESTMENTS - 98.73% (Cost $276,502,252)		356,538,548
OTHER ASSETS, NET OF LIABILITIES - 1.27%		4,601,328

TOTAL NET ASSETS - 100.00%		$361,139,876

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $236,687,767 or 65.54% of net assets.
C	Non-income producing security.
D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$8,627,976	$—	$—	$8,627,976
Belgium	—	8,100,115	—	8,100,115
Canada	15,454,710	—	—	15,454,710
China	15,861,825	1,632,249	—	17,494,074
France	—	51,702,424	—	51,702,424
Germany	11,788,140	43,262,301	—	55,050,441
Ireland	—	9,701,684	—	9,701,684
Japan	9,149,876	74,476,597	—	83,626,473
Mexico	7,693,870	—	—	7,693,870
South Africa	—	1,833,776	—	1,833,776
Spain	—	5,438,560	—	5,438,560
Switzerland	21,960,989	3,757,039	—	25,718,028
Taiwan	3,171,672	—	—	3,171,672
United Kingdom	21,516,274	17,158,301	—	38,674,575
Foreign Preferred Stocks
Germany	—	7,976,772	—	7,976,772

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

Tocqueville International Value Fund (continued)	Level 1	Level 2	Level 3	Total
Republic of Korea	$—	$11,647,949	$—	$11,647,949
Short-Term Investments	4,625,449	—	—	4,625,449

Total Investments in Securities - Assets	$119,850,781	$236,687,767	$—	$356,538,548

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of January 31, 2021, the Trust consists of twenty-eight active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,402,633	$1,158,500	$304,929	$1,463,429
International Equity	17,767,930	4,423,074	14,323,706	18,746,780
Large Cap Value	65,067,722	14,144,866	54,123,567	68,268,433
Mid-Cap Value	1,060,454	—	1,117,966	1,117,966
Small Cap Value	140,032,499	16,034,878	132,468,335	148,503,213
Tocqueville International Value	31,877,180	—	33,711,812	33,711,812

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$162,317,391	$28,476,525	$(5,125,697)	$23,350,828
Garcia Hamilton Quality Bond	343,025,378	3,986,375	(291,044)	3,695,331
International Equity	2,227,338,890	370,780,229	(137,152,850)	233,627,379
Large Cap Value	3,255,890,868	971,688,906	(118,386,413)	853,302,493
Mid-Cap Value	144,915,840	47,483,393	(5,056,510)	42,426,883
Small Cap Value	4,326,230,506	1,417,873,364	(220,496,886)	1,197,376,478
Tocqueville International Value	276,502,252	82,176,322	(2,140,026)	80,036,296

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$62,592,823	$89,404,879
Mid-Cap Value	24,193,808	4,636,872
Small Cap Value	118,678,194	198,805,194
Tocqueville International Value	6,777,051	38,111,036